UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 64.8%
Financial - 12.9%
Goldman Sachs Group, Inc.	8,204	$1,478,607
Travelers Companies, Inc.	8,204	925,903
Visa, Inc. — Class A	8,204	636,220
American Express Co.	8,204	570,588
JPMorgan Chase & Co.	8,204	541,710
Total Financial		4,153,028
Industrial - 12.5%
3M Co.	8,204	1,235,851
Boeing Co.	8,204	1,186,216
United Technologies Corp.	8,204	788,158
Caterpillar, Inc.	8,204	557,544
General Electric Co.	8,204	255,555
Total Industrial		4,023,324
Consumer, Non-cyclical - 10.9%
UnitedHealth Group, Inc.	8,204	965,119
Johnson & Johnson	8,204	842,714
Procter & Gamble Co.	8,204	651,480
Merck & Company, Inc.	8,204	433,335
Coca-Cola Co.	8,204	352,444
Pfizer, Inc.	8,204	264,825
Total Consumer, Non-cyclical		3,509,917
Consumer, Cyclical - 9.5%
Home Depot, Inc.	8,204	1,084,979
McDonald's Corp.	8,204	969,221
NIKE, Inc. — Class B	8,204	512,750
Wal-Mart Stores, Inc.	8,204	502,905
Total Consumer, Cyclical		3,069,855
Technology - 8.5%
International Business Machines Corp.	8,204	1,129,034
Apple, Inc.	8,204	863,553
Microsoft Corp.	8,204	455,158
Intel Corp.	8,204	282,628
Total Technology		2,730,373
Communications - 4.5%
Walt Disney Co.	8,204	862,076
Verizon Communications, Inc.	8,204	379,189
Cisco Systems, Inc.	8,204	222,780
Total Communications		1,464,045
Energy - 4.3%
Chevron Corp.	8,204	738,032
Exxon Mobil Corp.	8,204	639,502
Total Energy		1,377,534
Basic Materials - 1.7%
EI du Pont de Nemours & Co.	8,204	546,386
Total Common Stocks
(Cost $20,718,389)		20,874,462

	Face Amount
REPURCHASE AGREEMENTS††,1 - 19.4%

HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$5,590,490	5,590,490
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	675,205	675,205
Total Repurchase Agreements
(Cost $6,265,695)		6,265,695
Total Investments - 84.2%
(Cost $26,984,084)		$27,140,157
Other Assets & Liabilities, net - 15.8%		5,089,189
Total Net Assets - 100.0%		$32,229,346

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $8,665,000)	100	$9,618

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 Dow Jones Industrial Average Index Swap, Terminating 01/27/16[2] (Notional Value $2,061,120)	118	$321
Barclays Bank plc January 2016 Dow Jones Industrial Average Index Swap, Terminating 01/29/16[2] (Notional Value $32,497,744)	1,865	(314,791)
(Total Notional Value $34,558,864)		$(314,470)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$20,874,462	$—	$—	$—	$—	$20,874,462
Equity Index Swap Agreements	—	—	—	321	—	321
Futures Contracts	—	9,618	—	—	—	9,618
Repurchase Agreements	—	—	6,265,695	—	—	6,265,695
Total	$20,874,462	$9,618	$6,265,695	$321	$—	$27,150,096

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$314,791	$—	$314,791

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 104.4%

HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$7,793,176	$7,793,176
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	941,240	941,240
Total Repurchase Agreements
(Cost $8,734,416)		8,734,416
Total Investments - 104.4%
(Cost $8,734,416)		$8,734,416
Other Assets & Liabilities, net - (4.4)%		(366,586)
Total Net Assets - 100.0%		$8,367,830

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $606,550)	7	$5,627

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2016 Dow Jones Industrial Average Index Swap, Terminating 01/29/16[2] (Notional Value $13,806,264)	792	$121,056
Credit Suisse Capital, LLC January 2016 Dow Jones Industrial Average Index Swap, Terminating 01/27/16[2] (Notional Value $2,345,716)	135	(834)
(Total Notional Value $16,151,980)		$120,222

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$121,056	$—	$121,056
Futures Contracts	—	5,627	—	—	—	5,627
Repurchase Agreements	—	—	8,734,416	—	—	8,734,416
Total	$—	$5,627	$8,734,416	$121,056	$—	$8,861,099

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$834	$—	$834

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 24.0%

Federal Farm Credit Bank[1]
0.18% due 01/14/16	$2,093,000	$2,092,912
Freddie Mac[2]
0.27% due 04/04/16	2,000,000	1,998,230
Total Federal Agency Discount Notes
(Cost $4,091,454)		4,091,142

REPURCHASE AGREEMENTS††,3 - 68.5%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	10,392,085	10,392,085
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	1,255,130	1,255,130
Total Repurchase Agreements
(Cost $11,647,215)		11,647,215
Total Investments - 92.5%
(Cost $15,738,669)		$15,738,357
Other Assets & Liabilities, net - 7.5%		1,276,049
Total Net Assets - 100.0%		$17,014,406

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $917,250)	10	$(5,518)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2016 NASDAQ-100 Index Swap, Terminating 01/29/16[4] (Notional Value $14,298,882)	3,113	$183,522
Goldman Sachs International January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[4] (Notional Value $16,797,235)	3,657	99,686
Credit Suisse Capital, LLC January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[4] (Notional Value $1,998,914)	435	(1,714)
(Total Notional Value $33,095,031)		$281,494

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$283,208	$—	$283,208
Federal Agency Discount Notes	—	—	4,091,142	—	—	4,091,142
Repurchase Agreements	—	—	11,647,215	—	—	11,647,215
Total	$—	$—	$15,738,357	$283,208	$—	$16,021,565

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$1,714	$—	$1,714
Futures Contracts	—	5,518	—	—	—	5,518
Total	$—	$5,518	$—	$1,714	$—	$7,232

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 34.4%

Federal Home Loan Bank[1]
0.35% due 05/06/16	$5,000,000	$4,992,825
Total Federal Agency Discount Notes
(Cost $4,993,893)		4,992,825

REPURCHASE AGREEMENTS††,2 - 37.5%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	4,852,773	4,852,773
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	586,105	586,105
Total Repurchase Agreements
(Cost $5,438,878)		5,438,878
Total Investments - 71.9%
(Cost $10,432,771)		$10,431,703
Other Assets & Liabilities, net - 28.1%		4,082,557
Total Net Assets - 100.0%		$14,514,260

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2016 Russell 2000 Index Swap, Terminating 01/29/16[3] (Notional Value $13,575,683)	11,952	$164,850
Goldman Sachs International January 2016 Russell 2000 Index Swap, Terminating 01/27/16[3] (Notional Value $14,811,043)	13,039	106,940
Credit Suisse Capital, LLC January 2016 Russell 2000 Index Swap, Terminating 01/27/16[3] (Notional Value $610,595)	538	349
(Total Notional Value $28,997,321)		$272,139

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's net assets at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$272,139	$—	$272,139
Federal Agency Discount Notes	—	4,992,825	—	—	4,992,825
Repurchase Agreements	—	5,438,878	—	—	5,438,878
Total	$—	$10,431,703	$272,139	$—	$10,703,842

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.6%

Federal Home Loan Bank[1]
0.35% due 05/06/16	$10,000,000	$9,985,650
Farmer Mac[1]
0.16% due 01/25/16	5,000,000	4,999,560
0.45% due 03/15/16	1,400,000	1,399,171
Total Farmer Mac		6,398,731
Total Federal Agency Discount Notes
(Cost $16,385,957)		16,384,381

FEDERAL AGENCY NOTES†† - 1.9%
Federal Farm Credit Bank[1]
0.23% due 08/01/17	1,000,000	997,604
Total Federal Agency Notes
(Cost $1,000,000)		997,604

REPURCHASE AGREEMENTS††,[2] - 23.6%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	10,915,803	10,915,803
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	1,318,383	1,318,383
Total Repurchase Agreements
(Cost $12,234,186)		12,234,186
Total Investments - 57.1%
(Cost $29,620,143)		$29,616,171
Other Assets & Liabilities, net - 42.9%		22,238,381
Total Net Assets - 100.0%		$51,854,552

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2016 S&P 500 Index Swap, Terminating 01/27/16[3] (Notional Value $70,720,037)	34,600	$362,087
Barclays Bank plc January 2016 S&P 500 Index Swap, Terminating 01/29/16[3] (Notional Value $31,950,835)	15,632	201,735
Credit Suisse Capital, LLC January 2016 S&P 500 Index Swap, Terminating 01/27/16[3] (Notional Value $1,151,162)	563	(3,145)
(Total Notional Value $103,822,034)		$560,677

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$563,822	$—	$563,822
Federal Agency Discount Notes	—	16,384,381	—	—	16,384,381
Federal Agency Notes	—	997,604	—	—	997,604
Repurchase Agreements	—	12,234,186	—	—	12,234,186
Total	$—	$29,616,171	$563,822	$—	$30,179,993

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$3,145	$—	$3,145

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 73.9%
Communications - 26.0%
Amazon.com, Inc.*	23,502	$15,884,766
Alphabet, Inc. — Class C*	17,322	13,145,320
Facebook, Inc. — Class A*	113,833	11,913,762
Alphabet, Inc. — Class A*	14,606	11,363,614
Cisco Systems, Inc.	254,498	6,910,893
Comcast Corp. — Class A	122,426	6,908,499
Priceline Group, Inc.*	2,496	3,182,275
Baidu, Inc. ADR*	13,891	2,625,955
Netflix, Inc.*	21,428	2,450,935
eBay, Inc.*	60,197	1,654,214
T-Mobile US, Inc.*	40,913	1,600,516
Twenty-First Century Fox, Inc. — Class A	58,698	1,594,238
Yahoo!, Inc.*	47,347	1,574,761
JD.com, Inc. ADR*	43,710	1,410,303
Liberty Global plc*	29,600	1,206,792
Twenty-First Century Fox, Inc. — Class B	40,035	1,090,153
Sirius XM Holdings, Inc.*	261,319	1,063,568
Charter Communications, Inc. — Class A*	5,628	1,030,487
Expedia, Inc.	5,874	730,138
Ctrip.com International Ltd. ADR*	15,655	725,296
Viacom, Inc. — Class B	17,406	716,431
Symantec Corp.	33,869	711,249
DISH Network Corp. — Class A*	11,271	644,476
Vodafone Group plc ADR	19,892	641,716
TripAdvisor, Inc.*	6,587	561,542
Liberty Global plc — Class A*	12,672	536,786
Liberty Media Corp. — Class C*	11,143	424,325
Discovery Communications, Inc. — Class C*	13,759	347,002
Liberty Ventures*	6,758	304,853
Liberty Media Corp. — Class A*	5,118	200,882
Discovery Communications, Inc. — Class A*	7,496	199,993
Total Communications		93,355,740
Technology - 26.0%
Apple, Inc.	279,529	29,423,222
Microsoft Corp.	400,488	22,219,074
Intel Corp.	236,595	8,150,697
QUALCOMM, Inc.	75,360	3,766,870
Texas Instruments, Inc.	50,859	2,787,582
Adobe Systems, Inc.*	25,008	2,349,252
Avago Technologies Ltd.	13,838	2,008,586
Cognizant Technology Solutions Corp. — Class A*	30,487	1,829,830
Activision Blizzard, Inc.	36,659	1,419,070
Intuit, Inc.	13,236	1,277,274
Applied Materials, Inc.	60,195	1,123,841
Electronic Arts, Inc.*	15,583	1,070,864
NXP Semiconductor N.V.*	12,622	1,063,404
Fiserv, Inc.*	11,458	1,047,948
Cerner Corp.*	17,152	1,032,036
Paychex, Inc.	18,076	956,040
NVIDIA Corp.	26,974	889,063
Analog Devices, Inc.	15,646	865,537
Micron Technology, Inc.*	54,436	770,814
SanDisk Corp.	10,064	764,763
Check Point Software Technologies Ltd.*	9,067	737,872
Skyworks Solutions, Inc.	9,584	736,339
Western Digital Corp.	11,617	697,601
Autodesk, Inc.*	11,341	691,007
Lam Research Corp.	7,941	630,674
CA, Inc.	21,997	628,234
Xilinx, Inc.	12,884	605,161
Citrix Systems, Inc.*	7,712	583,413
Seagate Technology plc	14,992	549,607
KLA-Tencor Corp.	7,819	542,248
Maxim Integrated Products, Inc.	14,250	541,500
Linear Technology Corp.	11,990	509,215
Akamai Technologies, Inc.*	8,921	469,512
NetApp, Inc.	14,785	392,246
Total Technology		93,130,396
Consumer, Non-cyclical - 14.8%
Gilead Sciences, Inc.	72,256	7,311,584
Amgen, Inc.	37,819	6,139,158
Celgene Corp.*	39,390	4,717,346
Kraft Heinz Co.	60,839	4,426,646
Mondelez International, Inc. — Class A	79,676	3,572,672
Biogen, Inc.*	11,176	3,423,768
Express Scripts Holding Co.*	33,906	2,963,723
Regeneron Pharmaceuticals, Inc.*	5,122	2,780,580
PayPal Holdings, Inc.*	61,252	2,217,322
Alexion Pharmaceuticals, Inc.*	11,297	2,154,903
Automatic Data Processing, Inc.	23,123	1,958,981
Vertex Pharmaceuticals, Inc.*	12,319	1,550,100
Monster Beverage Corp.*	10,164	1,514,029
Illumina, Inc.*	7,340	1,408,876
Mylan N.V.*	24,655	1,333,096
Intuitive Surgical, Inc.*	1,873	1,022,958
Incyte Corp.*	9,325	1,011,296
BioMarin Pharmaceutical, Inc.*	8,085	846,985
Endo International plc*	11,353	695,031
Henry Schein, Inc.*	4,158	657,754
Verisk Analytics, Inc. — Class A*	8,495	653,096
Whole Foods Market, Inc.	17,110	573,185
Total Consumer, Non-cyclical		52,933,089
Consumer, Cyclical - 6.8%
Starbucks Corp.	74,443	4,468,812
Walgreens Boots Alliance, Inc.	52,455	4,466,805
Costco Wholesale Corp.	21,930	3,541,695
Tesla Motors, Inc.*	6,565	1,575,666
American Airlines Group, Inc.	31,602	1,338,345
O'Reilly Automotive, Inc.*	4,945	1,253,162
Ross Stores, Inc.	20,459	1,100,899
Dollar Tree, Inc.*	11,772	909,034
Marriott International, Inc. — Class A	12,892	864,280
PACCAR, Inc.	17,721	839,975
Norwegian Cruise Line Holdings Ltd.*	11,505	674,193
Liberty Interactive Corporation QVC Group — Class A*	23,444	640,490

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 73.9% (continued)
Consumer, Cyclical - 6.8% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	3,206	$593,110
Fastenal Co.	14,524	592,870
Tractor Supply Co.	6,735	575,843
Mattel, Inc.	17,014	462,270
Bed Bath & Beyond, Inc.*	8,367	403,708
Total Consumer, Cyclical		24,301,157
Industrial - 0.3%
SBA Communications Corp. — Class A*	6,325	664,567
Stericycle, Inc.*	4,261	513,877
Total Industrial		1,178,444
Total Common Stocks
(Cost $208,256,897)		264,898,826

	Face Amount
FEDERAL AGENCY NOTES†† - 2.2%
Federal Farm Credit Bank[1]
0.23% due 08/01/17	$8,000,000	7,980,832
Total Federal Agency Notes
(Cost $8,000,000)		7,980,832

FEDERAL AGENCY DISCOUNT NOTES†† - 1.4%
Federal Home Loan Bank[1]
0.36% due 06/01/16	5,000,000	4,990,275
Total Federal Agency Discount Notes
(Cost $4,992,400)		4,990,275

REPURCHASE AGREEMENTS††,[2] - 9.0%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	28,729,258	28,729,258
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	3,469,846	3,469,846
Total Repurchase Agreements
(Cost $32,199,104)		32,199,104
Total Investments - 86.5%
(Cost $253,448,401)		$310,069,037
Other Assets & Liabilities, net - 13.5%		48,306,054
Total Net Assets - 100.0%		$358,375,091

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $14,492,550)	158	$112,862

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[3] (Notional Value $16,349,613)	3,560	$11,296
Goldman Sachs International January 2016 NASDAQ-100 Index Swap, Terminating 01/27/16[3] (Notional Value $31,364,259)	6,828	(191,940)
Barclays Bank plc January 2016 NASDAQ-100 Index Swap, Terminating 01/29/16[3] (Notional Value $390,084,597)	84,925	(4,909,028)
(Total Notional Value $437,798,469)		$(5,089,672)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's Investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$264,898,826	$—	$—	$—	$—	$264,898,826
Equity Index Swap Agreements	—	—	—	11,296	—	11,296
Federal Agency Discount Notes	—	—	4,990,275	—	—	4,990,275
Federal Agency Notes	—	—	7,980,832	—	—	7,980,832
Futures Contracts	—	112,862	—	—	—	112,862
Repurchase Agreements	—	—	32,199,104	—	—	32,199,104
Total	$264,898,826	$112,862	$45,170,211	$11,296	$—	$310,193,195

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$5,100,968	$—	$5,100,968

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8%
Financial - 21.6%
CubeSmart	1,997	$61,148
Investors Bancorp, Inc.	4,187	52,086
MarketAxess Holdings, Inc.	448	49,993
Highwoods Properties, Inc.	1,128	49,180
First American Financial Corp.	1,301	46,706
Bank of the Ozarks, Inc.	936	46,294
Sovran Self Storage, Inc.	427	45,821
CNO Financial Group, Inc.	2,233	42,628
Umpqua Holdings Corp.	2,645	42,056
Sun Communities, Inc.	607	41,598
Webster Financial Corp.	1,090	40,537
Prosperity Bancshares, Inc.	840	40,201
EPR Properties	686	40,096
DCT Industrial Trust, Inc.	1,067	39,873
Gramercy Property Trust	5,034	38,864
PrivateBancorp, Inc. — Class A	944	38,723
FirstMerit Corp.	1,989	37,095
Western Alliance Bancorporation*	1,032	37,008
MGIC Investment Corp.*	4,076	35,992
Stifel Financial Corp.*	814	34,482
RLJ Lodging Trust	1,586	34,306
Healthcare Realty Trust, Inc.	1,205	34,125
LaSalle Hotel Properties	1,356	34,118
New Residential Investment Corp. REIT	2,764	33,609
RLI Corp.	518	31,986
Medical Properties Trust, Inc.	2,770	31,883
Sunstone Hotel Investors, Inc.	2,505	31,287
United Bankshares, Inc.	833	30,813
Radian Group, Inc.	2,298	30,770
Cathay General Bancorp	959	30,045
CyrusOne, Inc.	795	29,773
First Industrial Realty Trust, Inc.	1,328	29,389
MB Financial, Inc.	902	29,198
Blackhawk Network Holdings, Inc.*	651	28,781
Symetra Financial Corp.	901	28,625
FNB Corp.	2,096	27,961
BancorpSouth, Inc.	1,158	27,780
Home BancShares, Inc.	684	27,716
Wintrust Financial Corp.	569	27,608
Fulton Financial Corp.	2,121	27,594
Valley National Bancorp	2,792	27,501
National Health Investors, Inc.	451	27,452
Primerica, Inc.	581	27,441
Acadia Realty Trust	825	27,348
Texas Capital Bancshares, Inc.*	549	27,132
Washington Federal, Inc.	1,138	27,119
Ryman Hospitality Properties, Inc.	521	26,904
Kennedy-Wilson Holdings, Inc.	1,115	26,849
Colony Capital, Inc. — Class A	1,341	26,123
Kite Realty Group Trust	1,003	26,008
GEO Group, Inc.	896	25,903
Education Realty Trust, Inc.	677	25,645
IBERIABANK Corp.	458	25,222
Hudson Pacific Properties, Inc.	894	25,157
Urban Edge Properties	1,066	24,998
Mack-Cali Realty Corp.	1,070	24,985
Janus Capital Group, Inc.	1,762	24,826
Cousins Properties, Inc.	2,599	24,509
Pebblebrook Hotel Trust	863	24,181
DuPont Fabros Technology, Inc.	757	24,065
Glacier Bancorp, Inc.	907	24,063
First Citizens BancShares, Inc. — Class A	93	24,010
Equity One, Inc.	881	23,919
Hancock Holding Co.	934	23,509
Sterling Bancorp	1,439	23,340
DiamondRock Hospitality Co.	2,409	23,247
First Financial Bankshares, Inc.	770	23,231
American Equity Investment Life Holding Co.	960	23,069
Selective Insurance Group, Inc.	684	22,969
Columbia Banking System, Inc.	693	22,529
Evercore Partners, Inc. — Class A	416	22,493
New York REIT, Inc.	1,950	22,425
Pinnacle Financial Partners, Inc.	431	22,136
Washington Real Estate Investment Trust	818	22,135
UMB Financial Corp.	473	22,018
EastGroup Properties, Inc.	388	21,577
BGC Partners, Inc. — Class A	2,199	21,572
CVB Financial Corp.	1,274	21,556
WisdomTree Investments, Inc.	1,370	21,482
Ellie Mae, Inc.*	353	21,260
Capitol Federal Financial, Inc.	1,688	21,201
Retail Opportunity Investments Corp.	1,172	20,979
Financial Engines, Inc.	623	20,976
South State Corp.	290	20,866
National Penn Bancshares, Inc.	1,682	20,739
Alexander & Baldwin, Inc.	587	20,726
Xenia Hotels & Resorts, Inc.	1,341	20,558
PS Business Parks, Inc.	234	20,459
PRA Group, Inc.*	580	20,120
Argo Group International Holdings Ltd.	335	20,046
Community Bank System, Inc.	500	19,970
Lexington Realty Trust	2,466	19,728
Monogram Residential Trust, Inc.	1,998	19,500
Kemper Corp.	522	19,445
WageWorks, Inc.*	428	19,418
Old National Bancorp	1,403	19,025
Trustmark Corp.	810	18,662
EverBank Financial Corp.	1,162	18,568
LTC Properties, Inc.	427	18,421
Simmons First National Corp. — Class A	358	18,387
Invesco Mortgage Capital, Inc. REIT	1,477	18,300
Pennsylvania Real Estate Investment Trust	830	18,152
Eagle Bancorp, Inc.*	359	18,120
Chesapeake Lodging Trust	715	17,989
Physicians Realty Trust	1,043	17,585

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Financial - 21.6% (continued)
Hilltop Holdings, Inc.*	914	$17,567
First Midwest Bancorp, Inc.	936	17,250
Astoria Financial Corp.	1,080	17,118
American Assets Trust, Inc.	446	17,104
International Bancshares Corp.	650	16,705
Renasant Corp.	483	16,620
CoreSite Realty Corp.	291	16,506
BBCN Bancorp, Inc.	955	16,445
Horace Mann Educators Corp.	494	16,391
Enstar Group Ltd.*	108	16,204
Northwest Bancshares, Inc.	1,195	16,001
Parkway Properties, Inc.	1,016	15,880
Provident Financial Services, Inc.	788	15,878
Sabra Health Care REIT, Inc.	782	15,820
Ramco-Gershenson Properties Trust	950	15,780
Aircastle Ltd.	749	15,647
BofI Holding, Inc.*	737	15,514
Hatteras Financial Corp. REIT	1,162	15,280
QTS Realty Trust, Inc. — Class A	335	15,112
Select Income REIT	752	14,905
NBT Bancorp, Inc.	530	14,776
Potlatch Corp.	487	14,727
Independent Bank Corp.	314	14,607
Essent Group Ltd.*	667	14,601
STAG Industrial, Inc.	782	14,428
Great Western Bancorp, Inc.	496	14,393
Westamerica Bancorporation	307	14,352
LegacyTexas Financial Group, Inc.	572	14,311
Kearny Financial Corp.	1,123	14,228
Park National Corp.	157	14,205
HFF, Inc. — Class A	454	14,106
WesBanco, Inc.	462	13,869
Chemical Financial Corp.	404	13,845
Union Bankshares Corp.	542	13,680
PennyMac Mortgage Investment Trust	895	13,658
Third Point Reinsurance Ltd.*	1,013	13,584
CYS Investments, Inc.	1,898	13,533
Government Properties Income Trust REIT	845	13,410
First Financial Bancorp	741	13,390
Redwood Trust, Inc.	1,012	13,358
Beneficial Bancorp, Inc.*	992	13,213
Ameris Bancorp	385	13,086
S&T Bancorp, Inc.	418	12,883
ServisFirst Bancshares, Inc.	269	12,786
FelCor Lodging Trust, Inc.	1,719	12,548
Summit Hotel Properties, Inc.	1,048	12,524
St. Joe Co.*	662	12,254
United Community Banks, Inc.	626	12,201
Apollo Commercial Real Estate Finance, Inc.	701	12,079
iStar, Inc.*	1,026	12,035
Hersha Hospitality Trust	553	12,033
FCB Financial Holdings, Inc. — Class A*	336	12,025
Terreno Realty Corp.	516	11,672
AMERISAFE, Inc.	228	11,605
WSFS Financial Corp.	358	11,585
Banner Corp.	252	11,557
First Merchants Corp.	454	11,541
TowneBank	546	11,395
Infinity Property & Casualty Corp.	138	11,348
Boston Private Financial Holdings, Inc.	996	11,295
Inland Real Estate Corp.	1,053	11,183
Franklin Street Properties Corp.	1,080	11,178
Talmer Bancorp, Inc. — Class A	611	11,065
Navigators Group, Inc.*	127	10,895
Rexford Industrial Realty, Inc.	665	10,879
FNFV Group*	960	10,781
STORE Capital Corp.	458	10,626
MBIA, Inc.*	1,634	10,588
Employers Holdings, Inc.	383	10,456
ARMOUR Residential REIT, Inc.	478	10,401
Colony Starwood Homes*	458	10,369
Berkshire Hills Bancorp, Inc.	354	10,305
Stewart Information Services Corp.	276	10,303
National General Holdings Corp.	471	10,296
Investors Real Estate Trust	1,472	10,230
Safety Insurance Group, Inc.	180	10,148
New Senior Investment Group, Inc.	1,029	10,146
Tompkins Financial Corp.	180	10,109
Greenhill & Company, Inc.	352	10,071
Capstead Mortgage Corp. REIT	1,149	10,042
Wilshire Bancorp, Inc.	847	9,783
First Commonwealth Financial Corp.	1,068	9,687
Brookline Bancorp, Inc.	840	9,660
PHH Corp.*	596	9,655
Virtus Investment Partners, Inc.	82	9,632
Alexander's, Inc.	25	9,603
Nelnet, Inc. — Class A	284	9,534
Chatham Lodging Trust	459	9,400
United Fire Group, Inc.	243	9,309
Meridian Bancorp, Inc.	660	9,306
Lakeland Financial Corp.	199	9,277
Walker & Dunlop, Inc.*	317	9,133
Hanmi Financial Corp.	383	9,085
Encore Capital Group, Inc.*	312	9,073
Maiden Holdings Ltd.	606	9,035
State Bank Financial Corp.	429	9,022
Ocwen Financial Corp.*	1,290	8,991
Northfield Bancorp, Inc.	563	8,963
Universal Insurance Holdings, Inc.	385	8,924
BNC Bancorp	348	8,832
Cardinal Financial Corp.	385	8,759
Customers Bancorp, Inc.*	321	8,738
Oritani Financial Corp.	527	8,696
American Capital Mortgage Investment Corp.	614	8,571
CenterState Banks, Inc.	546	8,545
Altisource Residential Corp.	686	8,513

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Financial - 21.6% (continued)
City Holding Co.	183	$8,352
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	434	8,211
Capital Bank Financial Corp. — Class A	253	8,091
First Potomac Realty Trust	704	8,026
Sandy Spring Bancorp, Inc.	296	7,980
Agree Realty Corp.	225	7,648
Monmouth Real Estate Investment Corp.	731	7,646
Flushing Financial Corp.	353	7,639
United Financial Bancorp, Inc.	593	7,638
Ambac Financial Group, Inc.*	540	7,609
Yadkin Financial Corp.	302	7,601
Universal Health Realty Income Trust	151	7,552
TriCo Bancshares	273	7,491
Cohen & Steers, Inc.	243	7,407
FBL Financial Group, Inc. — Class A	116	7,382
American Residential Properties, Inc.	387	7,314
Piper Jaffray Cos.*	181	7,312
Southside Bancshares, Inc.	304	7,302
Cedar Realty Trust, Inc.	1,020	7,222
Cass Information Systems, Inc.	138	7,101
Washington Trust Bancorp, Inc.	178	7,035
TrustCo Bank Corp. NY	1,140	7,000
New York Mortgage Trust, Inc. REIT	1,312	6,993
Investment Technology Group, Inc.	410	6,978
Heartland Financial USA, Inc.	220	6,899
First Interstate BancSystem, Inc. — Class A	236	6,861
First NBC Bank Holding Co.*	183	6,842
Heritage Financial Corp.	363	6,839
Silver Bay Realty Trust Corp.	436	6,828
Diamond Hill Investment Group, Inc.	36	6,804
National Western Life Group, Inc. — Class A	27	6,802
Enterprise Financial Services Corp.	239	6,776
Stock Yards Bancorp, Inc.	178	6,727
ConnectOne Bancorp, Inc.	359	6,710
Community Trust Bancorp, Inc.	188	6,572
Dime Community Bancshares, Inc.	374	6,541
Greenlight Capital Re Ltd. — Class A*	348	6,511
Heritage Insurance Holdings, Inc.	296	6,459
Walter Investment Management Corp.*	453	6,442
Urstadt Biddle Properties, Inc. — Class A	334	6,426
Rouse Properties, Inc.	439	6,392
Banc of California, Inc.	435	6,360
Nationstar Mortgage Holdings, Inc.*	472	6,311
Ashford Hospitality Trust, Inc.	1,000	6,310
Moelis & Co. — Class A	211	6,157
Bryn Mawr Bank Corp.	214	6,146
CareTrust REIT, Inc.	559	6,121
1st Source Corp.	197	6,081
Central Pacific Financial Corp.	276	6,078
International. FCStone, Inc.*	181	6,056
First Busey Corp.	289	5,962
Saul Centers, Inc.	116	5,947
MainSource Financial Group, Inc.	259	5,926
Ladder Capital Corp. — Class A	476	5,912
CoBiz Financial, Inc.	436	5,851
HomeStreet, Inc.*	265	5,753
Flagstar Bancorp, Inc.*	247	5,708
Great Southern Bancorp, Inc.	125	5,658
Anworth Mortgage Asset Corp.	1,258	5,472
Pacific Premier Bancorp, Inc.*	257	5,461
Bridge Bancorp, Inc.	179	5,447
Lakeland Bancorp, Inc.	456	5,376
CatchMark Timber Trust, Inc. — Class A	474	5,361
German American Bancorp, Inc.	159	5,298
Campus Crest Communities, Inc.*	775	5,270
Getty Realty Corp.	307	5,265
NewBridge Bancorp	432	5,262
RE/MAX Holdings, Inc. — Class A	140	5,222
Virtu Financial, Inc. — Class A	228	5,162
Blue Hills Bancorp, Inc.	337	5,159
Western Asset Mortgage Capital Corp. REIT	503	5,141
Cowen Group, Inc. — Class A*	1,337	5,121
BancFirst Corp.	87	5,100
CU Bancorp*	201	5,097
Federated National Holding Co.	171	5,055
KCG Holdings, Inc. — Class A*	408	5,022
Mercantile Bank Corp.	202	4,957
Univest Corporation of Pennsylvania	237	4,944
InfraREIT, Inc.	263	4,866
Resource Capital Corp.	381	4,862
Westwood Holdings Group, Inc.	92	4,792
Ashford Hospitality Prime, Inc.	329	4,771
Financial Institutions, Inc.	170	4,760
Marcus & Millichap, Inc.*	163	4,750
National Storage Affiliates Trust	275	4,711
HomeTrust Bancshares, Inc.*	230	4,658
Preferred Bank/Los Angeles CA	140	4,623
Fidelity Southern Corp.	207	4,618
Apollo Residential Mortgage, Inc.	384	4,589
Opus Bank	124	4,584
Waterstone Financial, Inc.	325	4,583
First BanCorp*	1,396	4,537
OM Asset Management plc	295	4,522
First Financial Corp.	132	4,484

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Financial - 21.6% (continued)
Metro Bancorp, Inc.	142	$4,456
First Bancorp	237	4,441
Clifton Bancorp, Inc.	308	4,417
First of Long Island Corp.	147	4,410
Forestar Group, Inc.*	403	4,409
Stonegate Bank	134	4,403
Altisource Portfolio Solutions S.A.*	158	4,394
Citizens, Inc.*	590	4,384
Bank Mutual Corp.	560	4,368
AG Mortgage Investment Trust, Inc.	340	4,366
Seacoast Banking Corporation of Florida*	286	4,284
Independent Bank Corp.	276	4,203
First Defiance Financial Corp.	111	4,194
Peoples Bancorp, Inc.	221	4,164
NMI Holdings, Inc. — Class A*	598	4,048
United Development Funding IV	368	4,048
Meta Financial Group, Inc.	88	4,042
Anchor BanCorp Wisconsin, Inc.*	92	4,004
Southwest Bancorp, Inc.	229	4,003
Federal Agricultural Mortgage Corp. — Class C	126	3,978
Suffolk Bancorp	140	3,969
Camden National Corp.	90	3,968
Park Sterling Corp.	540	3,953
OFG Bancorp	535	3,916
Whitestone REIT — Class B	323	3,879
Bank of Marin Bancorp	72	3,845
Peapack Gladstone Financial Corp.	186	3,835
Horizon Bancorp	137	3,831
West Bancorporation, Inc.	193	3,812
Houlihan Lokey, Inc.	145	3,800
First Community Bancshares, Inc.	202	3,763
Dynex Capital, Inc.	590	3,747
Gladstone Commercial Corp.	256	3,735
Ares Commercial Real Estate Corp.	326	3,729
Independent Bank Group, Inc.	116	3,712
State Auto Financial Corp.	180	3,706
State National Companies, Inc.	375	3,679
Arrow Financial Corp.	134	3,641
Arlington Asset Investment Corp. — Class A	274	3,625
HCI Group, Inc.	103	3,590
TriState Capital Holdings, Inc.*	255	3,567
United Insurance Holdings Corp.	205	3,506
Preferred Apartment Communities, Inc. — Class A	267	3,492
Ladenburg Thalmann Financial Services, Inc.*	1,265	3,491
Pacific Continental Corp.	234	3,482
United Community Financial Corp.	589	3,475
Armada Hoffler Properties, Inc.	328	3,437
Peoples Financial Services Corp.	90	3,427
Fidelity & Guaranty Life	135	3,425
OneBeacon Insurance Group Ltd. — Class A	273	3,388
QCR Holdings, Inc.	139	3,377
First Connecticut Bancorp, Inc.	193	3,360
Heritage Commerce Corp.	277	3,313
One Liberty Properties, Inc.	150	3,219
OceanFirst Financial Corp.	160	3,205
Republic Bancorp, Inc. — Class A	120	3,169
World Acceptance Corp.*	85	3,154
GAIN Capital Holdings, Inc.	387	3,139
CNB Financial Corp.	173	3,119
Citizens & Northern Corp.	146	3,066
National Bankshares, Inc.	84	2,985
NexPoint Residential Trust, Inc.	228	2,985
Guaranty Bancorp	178	2,944
Triumph Bancorp, Inc.*	178	2,937
Independence Realty Trust, Inc.	387	2,906
MidWestOne Financial Group, Inc.	95	2,889
RAIT Financial Trust	1,069	2,886
Global Indemnity plc — Class A*	99	2,873
Fox Chase Bancorp, Inc.	141	2,861
Territorial Bancorp, Inc.	103	2,857
UMH Properties, Inc.	282	2,854
Easterly Government Properties, Inc.	165	2,835
FRP Holdings, Inc.*	83	2,817
Consolidated-Tomoka Land Co.	53	2,794
BankFinancial Corp.	221	2,791
Old Second Bancorp, Inc.*	354	2,775
Ames National Corp.	112	2,720
Baldwin & Lyons, Inc. — Class B	113	2,715
American National Bankshares, Inc.	105	2,689
Bluerock Residential Growth REIT, Inc.	226	2,678
First Bancorp, Inc.	129	2,641
Charter Financial Corp.	199	2,629
Acacia Research Corp.	612	2,626
NewStar Financial, Inc.*	290	2,604
First Business Financial Services, Inc.	104	2,601
Orchid Island Capital, Inc.	261	2,592
Bancorp, Inc.*	405	2,580
Sierra Bancorp	142	2,506
Real Industry, Inc.*	312	2,505
Atlas Financial Holdings, Inc.*	125	2,488
Bar Harbor Bankshares	72	2,478
PennyMac Financial Services, Inc. — Class A*	159	2,442
Farmers Capital Bank Corp.*	90	2,440
Penns Woods Bancorp, Inc.	57	2,420
EMC Insurance Group, Inc.	94	2,378
Sun Bancorp, Inc.*	115	2,374
GAMCO Investors, Inc. — Class A	76	2,359

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Financial - 21.6% (continued)
Associated Capital Group, Inc. — Class A*	76	$2,318
National Interstate Corp.	85	2,270
BSB Bancorp, Inc.*	97	2,269
Heritage Oaks Bancorp	282	2,259
Cascade Bancorp*	371	2,252
eHealth, Inc.*	215	2,146
Oppenheimer Holdings, Inc. — Class A	123	2,138
CorEnergy Infrastructure Trust, Inc.	142	2,107
Enterprise Bancorp, Inc.	92	2,102
Enova International, Inc.*	313	2,069
Calamos Asset Management, Inc. — Class A	213	2,062
Trupanion, Inc.*	209	2,040
Franklin Financial Network, Inc.*	65	2,040
Regional Management Corp.*	130	2,011
CommunityOne Bancorp*	148	1,994
Hallmark Financial Services, Inc.*	170	1,987
Capital City Bank Group, Inc.	129	1,980
Hingham Institution for Savings	16	1,917
Merchants Bancshares, Inc.	60	1,889
Impac Mortgage Holdings, Inc.*	103	1,854
Century Bancorp, Inc. — Class A	42	1,825
Crawford & Co. — Class B	340	1,805
National Commerce Corp.*	72	1,804
Access National Corp.	87	1,780
Bear State Financial, Inc.*	161	1,744
C1 Financial, Inc.*	71	1,719
Marlin Business Services Corp.	104	1,670
Green Bancorp, Inc.*	147	1,541
Donegal Group, Inc. — Class A	102	1,436
On Deck Capital, Inc.*	138	1,421
Pzena Investment Management, Inc. — Class A	151	1,299
Independence Holding Co.	84	1,163
Stonegate Mortgage Corp.*	175	954
Hampton Roads Bankshares, Inc.*	411	756
Ashford, Inc.*	13	692
Great Ajax Corp.	52	630
RMR Group, Inc. — Class A*	41	590
BBX Capital Corp. — Class A*	33	516
Live Oak Bancshares, Inc.	34	483
Kansas City Life Insurance Co.	12	459
ZAIS Group Holdings, Inc.*	45	417
CIFC LLC	73	407
Medley Management, Inc. — Class A	71	404
JG Wentworth Co. — Class A*	174	313
Allegiance Bancshares, Inc.*	10	237
Fifth Street Asset Management, Inc.	70	228
People's Utah Bancorp	11	189
Altisource Asset Management Corp.*	11	189
Equity Bancshares, Inc. — Class A*	8	187
RCS Capital Corp. — Class A*	591	180
Total Financial		5,192,804
Consumer, Non-cyclical - 19.5%
STERIS plc	1,022	76,997
Dyax Corp.*	1,748	65,761
Neurocrine Biosciences, Inc.*	1,026	58,042
Anacor Pharmaceuticals, Inc.*	492	55,580
West Pharmaceutical Services, Inc.	864	52,029
Ultragenyx Pharmaceutical, Inc.*	461	51,714
Amsurg Corp. — Class A*	648	49,248
Post Holdings, Inc.*	739	45,596
ABIOMED, Inc.*	501	45,229
Euronet Worldwide, Inc.*	623	45,124
PAREXEL International Corp.*	662	45,095
Heartland Payment Systems, Inc.	439	41,626
WellCare Health Plans, Inc.*	529	41,373
TreeHouse Foods, Inc.*	515	40,407
HealthSouth Corp.	1,097	38,187
Team Health Holdings, Inc.*	865	37,965
Impax Laboratories, Inc.*	860	36,773
Myriad Genetics, Inc.*	833	35,951
ACADIA Pharmaceuticals, Inc.*	957	34,117
Pacira Pharmaceuticals, Inc.*	438	33,634
Deluxe Corp.	600	32,723
Prestige Brands Holdings, Inc.*	628	32,329
Helen of Troy Ltd.*	342	32,233
Cimpress N.V.*	394	31,969
LivaNova plc*	532	31,584
Cepheid Inc.*	861	31,452
NuVasive, Inc.*	580	31,384
Chemed Corp.	205	30,709
Bright Horizons Family Solutions, Inc.*	449	29,993
Healthcare Services Group, Inc.	859	29,954
Medicines Co.*	794	29,647
Portola Pharmaceuticals, Inc.*	574	29,533
Molina Healthcare, Inc.*	470	28,261
On Assignment, Inc.*	621	27,914
Owens & Minor, Inc.	758	27,273
Novavax, Inc.*	3,217	26,991
Nektar Therapeutics*	1,578	26,589
Wright Medical Group N.V.*	1,071	25,896
Insulet Corp.*	681	25,748
Lancaster Colony Corp.	222	25,632
Prothena Corporation plc*	376	25,608
Cantel Medical Corp.	411	25,539
Monro Muffler Brake, Inc.	382	25,296
Advisory Board Co.*	508	25,202
Neogen Corp.*	445	25,152
Catalent, Inc.*	1,004	25,130
CEB, Inc.	401	24,617
B&G Foods, Inc.	695	24,339
Vector Group Ltd.	1,029	24,274
Radius Health, Inc.*	392	24,124

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Non-cyclical - 19.5% (continued)
United Natural Foods, Inc.*	601	$23,655
Globus Medical, Inc. — Class A*	823	22,896
Ligand Pharmaceuticals, Inc. — Class B*	211	22,877
Integra LifeSciences Holdings Corp.*	336	22,774
Grand Canyon Education, Inc.*	565	22,668
Ophthotech Corp.*	284	22,303
Halozyme Therapeutics, Inc.*	1,273	22,061
Boston Beer Company, Inc. — Class A*	109	22,008
Acorda Therapeutics, Inc.*	514	21,989
Masimo Corp.*	525	21,793
SUPERVALU, Inc.*	3,143	21,309
Kite Pharma, Inc.*	345	21,259
Matthews International Corp. — Class A	396	21,167
J&J Snack Foods Corp.	179	20,883
Darling Ingredients, Inc.*	1,984	20,872
Sanderson Farms, Inc.	269	20,853
Sarepta Therapeutics, Inc.*	521	20,100
Snyder's-Lance, Inc.	586	20,100
Korn/Ferry International	605	20,074
Haemonetics Corp.*	620	19,989
Air Methods Corp.*	471	19,749
Dean Foods Co.	1,132	19,414
DeVry Education Group, Inc.	765	19,362
Sotheby's	747	19,243
ICU Medical, Inc.*	170	19,173
ABM Industries, Inc.	671	19,103
Natus Medical, Inc.*	395	18,980
Halyard Health, Inc.*	559	18,676
Celldex Therapeutics, Inc.*	1,182	18,534
Magellan Health, Inc.*	300	18,498
Cardtronics, Inc.*	539	18,137
AMN Healthcare Services, Inc.*	571	17,730
Cambrex Corp.*	376	17,705
Ironwood Pharmaceuticals, Inc. — Class A*	1,511	17,512
FibroGen, Inc.*	574	17,490
Cal-Maine Foods, Inc.	377	17,470
FTI Consulting, Inc.*	499	17,295
Intra-Cellular Therapies, Inc.*	320	17,213
WD-40 Co.	174	17,165
Brink's Co.	583	16,826
NxStage Medical, Inc.*	759	16,630
Huron Consulting Group, Inc.*	278	16,513
Travelport Worldwide Ltd.	1,267	16,344
LifeLock, Inc.*	1,132	16,244
Greatbatch, Inc.*	307	16,118
TherapeuticsMD, Inc.*	1,525	15,814
Fresh Del Monte Produce, Inc.	400	15,552
Achillion Pharmaceuticals, Inc.*	1,410	15,214
Universal Corp.	271	15,198
Abaxis, Inc.	271	15,089
Select Medical Holdings Corp.	1,260	15,007
Exelixis, Inc.*	2,642	14,901
Diplomat Pharmacy, Inc.*	433	14,817
TESARO, Inc.*	279	14,597
Emergent BioSolutions, Inc.*	364	14,564
CONMED Corp.	330	14,537
ImmunoGen, Inc.*	1,035	14,045
Ensign Group, Inc.	610	13,804
Nevro Corp.*	200	13,502
Amicus Therapeutics, Inc.*	1,390	13,483
Insmed, Inc.*	738	13,395
Amedisys, Inc.*	338	13,290
EVERTEC, Inc.	789	13,208
ExamWorks Group, Inc.*	496	13,194
PTC Therapeutics, Inc.*	406	13,154
HMS Holdings Corp.*	1,063	13,117
Depomed, Inc.*	720	13,054
TrueBlue, Inc.*	504	12,983
PharMerica Corp.*	365	12,775
Acceleron Pharma, Inc.*	261	12,726
Lannett Company, Inc.*	317	12,718
ARIAD Pharmaceuticals, Inc.*	2,009	12,556
Analogic Corp.	150	12,390
MiMedx Group, Inc.*	1,303	12,209
AMAG Pharmaceuticals, Inc.*	404	12,197
Diamond Foods, Inc.*	316	12,182
Fresh Market, Inc.*	517	12,108
Kindred Healthcare, Inc.	1,002	11,934
Cempra, Inc.*	383	11,923
Cynosure, Inc. — Class A*	266	11,882
Clovis Oncology, Inc.*	335	11,725
MacroGenics, Inc.*	377	11,675
ZIOPHARM Oncology, Inc.*	1,377	11,443
Insperity, Inc.	233	11,219
Tumi Holdings, Inc.*	672	11,175
Repligen Corp.*	394	11,146
Luminex Corp.*	517	11,059
Relypsa, Inc.*	390	11,053
Zeltiq Aesthetics, Inc.*	387	11,041
Five Prime Therapeutics, Inc.*	265	10,997
HealthEquity, Inc.*	435	10,905
Momenta Pharmaceuticals, Inc.*	733	10,878
PRA Health Sciences, Inc.*	239	10,820
Andersons, Inc.	341	10,785
Theravance, Inc.	1,022	10,772
Merrimack Pharmaceuticals, Inc.*	1,351	10,673
Exact Sciences Corp.*	1,151	10,624
Dynavax Technologies Corp.*	432	10,436
HeartWare International, Inc.*	207	10,433
Meridian Bioscience, Inc.	501	10,280
Surgical Care Affiliates, Inc.*	258	10,271
Coca-Cola Bottling Company Consolidated	56	10,221
Merit Medical Systems, Inc.*	529	9,834
SpartanNash Co.	452	9,781
Sage Therapeutics, Inc.*	166	9,678
TriNet Group, Inc.*	494	9,559
Pacific Biosciences of California, Inc.*	727	9,546
Rent-A-Center, Inc.	636	9,521
ACCO Brands Corp.*	1,320	9,412
Heron Therapeutics, Inc.*	351	9,372
Affymetrix, Inc.*	927	9,353

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Non-cyclical - 19.5% (continued)
Navigant Consulting, Inc.*	578	$9,283
Alder Biopharmaceuticals, Inc.*	281	9,281
Geron Corp.*	1,897	9,181
Eagle Pharmaceuticals, Inc.*	103	9,133
NewLink Genetics Corp.*	250	9,098
Multi-Color Corp.	152	9,091
Green Dot Corp. — Class A*	552	9,064
BioCryst Pharmaceuticals, Inc.*	871	8,989
Orthofix International N.V.*	224	8,783
USANA Health Sciences, Inc.*	68	8,687
Seaboard Corp.*	3	8,684
Apollo Education Group, Inc. — Class A*	1,132	8,682
Calavo Growers, Inc.	176	8,624
ICF International, Inc.*	234	8,321
Insys Therapeutics, Inc.*	283	8,102
Retrophin, Inc.*	420	8,102
Endologix, Inc.*	808	7,999
US Physical Therapy, Inc.	149	7,998
Team, Inc.*	250	7,990
Strayer Education, Inc.*	131	7,876
Providence Service Corp.*	164	7,695
AtriCure, Inc.*	341	7,652
Spectranetics Corp.*	508	7,650
Inogen, Inc.*	190	7,617
Sangamo BioSciences, Inc.*	834	7,614
Incorporated Research Holdings, Inc. — Class A*	156	7,568
Weight Watchers International, Inc.*	331	7,547
Paylocity Holding Corp.*	186	7,542
Genomic Health, Inc.*	214	7,533
NutriSystem, Inc.	348	7,531
LDR Holding Corp.*	299	7,508
Kforce, Inc.	296	7,483
National Healthcare Corp.	121	7,466
Capital Senior Living Corp.*	354	7,385
Resources Connection, Inc.	451	7,369
Quidel Corp.*	345	7,314
Cerus Corp.*	1,145	7,236
McGrath RentCorp	287	7,230
Boulder Brands, Inc.*	656	7,203
RPX Corp.*	652	7,172
Array BioPharma, Inc.*	1,693	7,144
Omeros Corp.*	454	7,141
Vascular Solutions, Inc.*	207	7,119
Ingles Markets, Inc. — Class A	161	7,097
LHC Group, Inc.*	156	7,065
Tootsie Roll Industries, Inc.	223	7,045
Hanger, Inc.*	424	6,975
PDL BioPharma, Inc.	1,969	6,970
Triple-S Management Corp. — Class B*	290	6,934
Central Garden & Pet Co. — Class A*	508	6,909
Revance Therapeutics, Inc.*	201	6,866
Synergy Pharmaceuticals, Inc.*	1,201	6,810
Viad Corp.	241	6,804
Capella Education Co.	147	6,794
Invacare Corp.	388	6,747
Anika Therapeutics, Inc.*	176	6,716
Lexicon Pharmaceuticals, Inc.*	499	6,642
LendingTree, Inc.*	73	6,517
Atrion Corp.	17	6,480
Coherus Biosciences, Inc.*	282	6,475
Accuray, Inc.*	948	6,399
Enanta Pharmaceuticals, Inc.*	192	6,340
Phibro Animal Health Corp. — Class A	210	6,327
Cross Country Healthcare, Inc.*	386	6,327
Keryx Biopharmaceuticals, Inc.*	1,243	6,277
Dermira, Inc.*	181	6,264
Monster Worldwide, Inc.*	1,092	6,257
National Beverage Corp.*	137	6,225
Rockwell Medical, Inc.*	604	6,185
Aerie Pharmaceuticals, Inc.*	246	5,990
Heidrick & Struggles International, Inc.	220	5,988
Ennis, Inc.	310	5,968
Albany Molecular Research, Inc.*	300	5,955
CBIZ, Inc.*	594	5,857
Weis Markets, Inc.	132	5,848
Omega Protein Corp.*	261	5,794
Inovio Pharmaceuticals, Inc.*	861	5,786
Kelly Services, Inc. — Class A	357	5,766
Cardiovascular Systems, Inc.*	380	5,746
Epizyme, Inc.*	349	5,591
Supernus Pharmaceuticals, Inc.*	411	5,524
Accelerate Diagnostics, Inc.*	257	5,523
Arena Pharmaceuticals, Inc.*	2,905	5,520
SciClone Pharmaceuticals, Inc.*	596	5,483
Amphastar Pharmaceuticals, Inc.*	381	5,422
John B Sanfilippo & Son, Inc.	99	5,349
Atara Biotherapeutics, Inc.*	202	5,335
Smart & Final Stores, Inc.*	291	5,299
Theravance Biopharma, Inc.*	323	5,294
Sucampo Pharmaceuticals, Inc. — Class A*	298	5,152
Progenics Pharmaceuticals, Inc.*	835	5,119
NeoGenomics, Inc.*	643	5,061
TG Therapeutics, Inc.*	424	5,058
Wausau Paper Corp.	491	5,023
Raptor Pharmaceutical Corp.*	965	5,018
Xencor, Inc.*	341	4,985
Otonomy, Inc.*	177	4,912
Chimerix, Inc.*	548	4,905
Inter Parfums, Inc.	204	4,859
Spectrum Pharmaceuticals, Inc.*	803	4,842
SP Plus Corp.*	201	4,804
Healthways, Inc.*	373	4,801
Vanda Pharmaceuticals, Inc.*	502	4,674
Performance Food Group Co.*	200	4,628
Infinity Pharmaceuticals, Inc.*	589	4,624
Hackett Group, Inc.	287	4,612

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Non-cyclical - 19.5% (continued)
OncoMed Pharmaceuticals, Inc.*	203	$4,576
CorVel Corp.*	104	4,568
Intersect ENT, Inc.*	197	4,433
James River Group Holdings Ltd.	132	4,427
Carriage Services, Inc. — Class A	183	4,410
Teligent, Inc.*	495	4,406
Spark Therapeutics, Inc.*	97	4,395
Arrowhead Research Corp.*	713	4,385
OraSure Technologies, Inc.*	677	4,360
Tetraphase Pharmaceuticals, Inc.*	434	4,353
Cytokinetics, Inc.*	415	4,341
MannKind Corp.*	2,961	4,293
ANI Pharmaceuticals, Inc.*	95	4,287
La Jolla Pharmaceutical Co.*	158	4,266
Ocata Therapeutics, Inc.*	504	4,244
Sagent Pharmaceuticals, Inc.*	266	4,232
Universal American Corp.	598	4,186
Lion Biotechnologies, Inc.*	541	4,177
Mirati Therapeutics, Inc.*	132	4,171
K2M Group Holdings, Inc.*	211	4,165
Agenus, Inc.*	916	4,159
Zogenix, Inc.*	281	4,142
Adeptus Health, Inc. — Class A*	75	4,089
Akebia Therapeutics, Inc.*	313	4,044
Civitas Solutions, Inc.*	139	4,002
Medifast, Inc.	130	3,949
GenMark Diagnostics, Inc.*	506	3,927
Surgery Partners, Inc.*	190	3,893
Curis, Inc.*	1,335	3,885
XenoPort, Inc.*	705	3,870
Cara Therapeutics, Inc.*	229	3,861
Revlon, Inc. — Class A*	138	3,842
BioTelemetry, Inc.*	325	3,796
Landauer, Inc.	115	3,786
Chefs' Warehouse, Inc.*	226	3,770
Barrett Business Services, Inc.	86	3,744
Trevena, Inc.*	355	3,728
Esperion Therapeutics, Inc.*	167	3,717
Corcept Therapeutics, Inc.*	743	3,700
Karyopharm Therapeutics, Inc.*	277	3,670
AngioDynamics, Inc.*	302	3,666
Advaxis, Inc.*	364	3,662
American Public Education, Inc.*	195	3,629
K12, Inc.*	405	3,564
Immunomedics, Inc.*	1,158	3,555
Ardelyx, Inc.*	196	3,552
Adamas Pharmaceuticals, Inc.*	125	3,540
Concert Pharmaceuticals, Inc.*	185	3,509
Seres Therapeutics, Inc.*	99	3,474
Everi Holdings, Inc.*	789	3,464
Ignyta, Inc.*	258	3,457
Forrester Research, Inc.	121	3,446
STAAR Surgical Co.*	467	3,334
Versartis, Inc.*	269	3,333
CryoLife, Inc.	306	3,299
ServiceSource International, Inc.*	707	3,259
Almost Family, Inc.*	85	3,250
Flexion Therapeutics, Inc.*	167	3,218
Quad/Graphics, Inc.	345	3,209
Rigel Pharmaceuticals, Inc.*	1,058	3,206
Natural Health Trends Corp.	95	3,185
CSS Industries, Inc.	112	3,179
Idera Pharmaceuticals, Inc.*	1,025	3,167
Sorrento Therapeutics, Inc.*	363	3,162
Tejon Ranch Co.*	165	3,160
SurModics, Inc.*	155	3,142
MGP Ingredients, Inc.	121	3,140
Elizabeth Arden, Inc.*	313	3,099
Aegerion Pharmaceuticals, Inc.*	301	3,040
Foundation Medicine, Inc.*	143	3,012
Farmer Brothers Co.*	93	3,001
Durect Corp.*	1,350	2,984
Regulus Therapeutics, Inc.*	340	2,965
Penumbra, Inc.*	55	2,960
Career Education Corp.*	814	2,955
Blueprint Medicines Corp.*	112	2,950
Organovo Holdings, Inc.*	1,164	2,898
Vitae Pharmaceuticals, Inc.*	159	2,878
Loxo Oncology, Inc.*	101	2,873
Great Lakes Dredge & Dock Corp.*	724	2,867
Aduro Biotech, Inc.*	101	2,842
Peregrine Pharmaceuticals, Inc.*	2,399	2,807
Oxford Immunotec Global plc*	242	2,783
Paratek Pharmaceuticals, Inc.*	146	2,770
OvaScience, Inc.*	282	2,755
RTI Surgical, Inc.*	689	2,735
CTI BioPharma Corp.*	2,223	2,734
Immune Design Corp.*	136	2,731
ChemoCentryx, Inc.*	336	2,722
BioTime, Inc.*	657	2,694
Global Blood Therapeutics, Inc.*	83	2,683
Galena Biopharma, Inc.*	1,817	2,671
Ascent Capital Group, Inc. — Class A*	159	2,658
BioDelivery Sciences International, Inc.*	555	2,658
Utah Medical Products, Inc.	45	2,634
Vectrus, Inc.*	126	2,632
Heska Corp.*	68	2,630
Seneca Foods Corp. — Class A*	90	2,608
Nutraceutical International Corp.*	101	2,608
Vital Therapies, Inc.*	222	2,557
RadNet, Inc.*	413	2,552
Cellular Biomedicine Group, Inc.*	118	2,536
BioSpecifics Technologies Corp.*	59	2,535
Oncothyreon, Inc.*	1,139	2,529
Tandem Diabetes Care, Inc.*	212	2,503
Franklin Covey Co.*	148	2,478
Aimmune Therapeutics, Inc.*	134	2,472

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Non-cyclical - 19.5% (continued)
LeMaitre Vascular, Inc.	143	$2,467
Pfenex, Inc.*	196	2,426
Navidea Biopharmaceuticals, Inc.*	1,810	2,407
Osiris Therapeutics, Inc.	229	2,377
POZEN, Inc.*	348	2,377
Catalyst Pharmaceuticals, Inc.*	964	2,362
Anthera Pharmaceuticals, Inc.*	508	2,357
Foamix Pharmaceuticals Ltd.*	289	2,344
Sequenom, Inc.*	1,418	2,326
NanoString Technologies, Inc.*	157	2,309
InVivo Therapeutics Holdings Corp.*	319	2,297
Village Super Market, Inc. — Class A	86	2,266
Antares Pharma, Inc.*	1,857	2,247
Avalanche Biotechnologies, Inc.*	235	2,237
MoneyGram International, Inc.*	351	2,201
Collegium Pharmaceutical, Inc.*	80	2,200
Natural Grocers by Vitamin Cottage, Inc.*	108	2,200
Exactech, Inc.*	121	2,196
ARC Document Solutions, Inc.*	490	2,166
Applied Genetic Technologies Corp.*	106	2,162
Dicerna Pharmaceuticals, Inc.*	181	2,148
Orexigen Therapeutics, Inc.*	1,228	2,112
CytRx Corp.*	795	2,107
Limoneira Co.	138	2,062
CRA International, Inc.*	110	2,052
Bellicum Pharmaceuticals, Inc.*	100	2,027
Aratana Therapeutics, Inc.*	356	1,986
Senomyx, Inc.*	526	1,983
Cutera, Inc.*	155	1,982
Civeo Corp.*	1,384	1,965
Trovagene, Inc.*	355	1,917
Axovant Sciences Ltd.*	106	1,911
National Research Corp. — Class A	118	1,893
Teladoc, Inc.*	105	1,886
PFSweb, Inc.*	145	1,866
Electro Rent Corp.	200	1,840
Addus HomeCare Corp.*	78	1,816
AAC Holdings, Inc.*	95	1,811
Endocyte, Inc.*	451	1,809
Northwest Biotherapeutics, Inc.*	562	1,798
Alico, Inc.	46	1,780
SeaSpine Holdings Corp.*	103	1,770
Liberty Tax, Inc.	71	1,692
Ocular Therapeutix, Inc.*	180	1,687
Inventure Foods, Inc.*	235	1,669
Care.com, Inc.*	231	1,654
Five Star Quality Care, Inc.*	519	1,650
Bridgepoint Education, Inc.*	203	1,545
Pernix Therapeutics Holdings, Inc.*	523	1,543
Genesis Healthcare, Inc.*	440	1,527
XOMA Corp.*	1,093	1,454
Medgenics, Inc.*	241	1,451
Proteon Therapeutics, Inc.*	93	1,442
BioScrip, Inc.*	823	1,440
Fibrocell Science, Inc.*	314	1,429
Harvard Bioscience, Inc.*	401	1,391
Collectors Universe, Inc.	86	1,333
TransEnterix, Inc.*	535	1,327
Genocea Biosciences, Inc.*	250	1,318
Affimed N.V.*	184	1,310
Assembly Biosciences, Inc.*	172	1,292
Nature's Sunshine Products, Inc.	127	1,285
T2 Biosystems, Inc.*	117	1,280
VIVUS, Inc.*	1,246	1,271
Zafgen, Inc.*	198	1,245
ConforMIS, Inc.*	71	1,228
Agile Therapeutics, Inc.*	125	1,220
Glaukos Corp.*	49	1,210
Synutra International, Inc.*	256	1,206
Amplify Snack Brands, Inc.*	104	1,198
Stemline Therapeutics, Inc.*	188	1,186
Universal Technical Institute, Inc.	254	1,184
Veracyte, Inc.*	162	1,166
CDI Corp.	171	1,156
Entellus Medical, Inc.*	65	1,096
Nobilis Health Corp.*	383	1,080
Tokai Pharmaceuticals, Inc.*	120	1,046
Craft Brew Alliance, Inc.*	123	1,030
Calithera Biosciences, Inc.*	133	1,019
Pendrell Corp.*	1,995	1,000
Corium International, Inc.*	123	999
Chiasma, Inc.*	51	998
Cidara Therapeutics, Inc.*	58	995
Neff Corp. — Class A*	126	965
iRadimed Corp.*	34	953
Alarm.com Holdings, Inc.*	57	951
Volt Information Sciences, Inc.*	115	936
Second Sight Medical Products, Inc.*	151	889
Alimera Sciences, Inc.*	364	881
CorMedix, Inc.*	400	812
Cambium Learning Group, Inc.*	155	752
Natera, Inc.*	69	745
Verastem, Inc.*	389	724
Invitae Corp.*	88	722
aTyr Pharma, Inc.*	73	718
Unilife Corp.*	1,389	688
Patriot National, Inc.*	100	671
Lifeway Foods, Inc.*	57	633
Novocure Ltd.*	28	626
CPI Card Group, Inc.*	58	618
Alliance HealthCare Services, Inc.*	61	560
Sientra, Inc.*	92	545
Neos Therapeutics, Inc.*	38	544
CytomX Therapeutics, Inc.*	26	543
Aclaris Therapeutics, Inc.*	20	539
XBiotech, Inc.*	49	533
Carbylan Therapeutics, Inc.*	146	529
Asterias Biotherapeutics, Inc.*	126	495

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Non-cyclical - 19.5% (continued)
Abeona Therapeutics, Inc.*	134	$450
Voyager Therapeutics, Inc.*	20	438
REGENXBIO, Inc.*	25	415
NantKwest, Inc.*	23	399
Synta Pharmaceuticals Corp.*	1,091	384
Threshold Pharmaceuticals, Inc.*	767	368
Edge Therapeutics, Inc.*	29	363
MyoKardia, Inc.*	21	308
Tobira Therapeutics, Inc.*	30	302
Arcadia Biosciences, Inc.*	98	298
Dimension Therapeutics, Inc.*	19	214
EndoChoice Holdings, Inc.*	23	192
Fairway Group Holdings Corp.*	247	163
vTv Therapeutics, Inc. — Class A*	21	143
Invuity, Inc.*	16	141
Lantheus Holdings, Inc.*	41	139
Nivalis Therapeutics, Inc.*	17	132
Zynerba Pharmaceuticals, Inc.*	12	121
Catabasis Pharmaceuticals, Inc.*	15	119
SFX Entertainment, Inc.*	586	111
OPKO Health, Inc.*	1	10
Total Consumer, Non-cyclical		4,686,840
Consumer, Cyclical - 10.5%
Casey's General Stores, Inc.	467	56,250
Vail Resorts, Inc.	436	55,804
Pool Corp.	523	42,247
Burlington Stores, Inc.*	905	38,825
Buffalo Wild Wings, Inc.*	228	36,401
American Eagle Outfitters, Inc.	2,346	36,363
CalAtlantic Group, Inc.	923	35,000
Jack in the Box, Inc.	449	34,444
Tenneco, Inc.*	694	31,862
Restoration Hardware Holdings, Inc.*	401	31,860
Texas Roadhouse, Inc. — Class A	839	30,012
Cracker Barrel Old Country Store, Inc.	230	29,172
Lithia Motors, Inc. — Class A	272	29,015
Liberty TripAdvisor Holdings, Inc. — Class A*	897	27,215
Allegiant Travel Co. — Class A	162	27,189
Cheesecake Factory, Inc.	586	27,020
Cooper Tire & Rubber Co.	691	26,154
Dana Holding Corp.	1,836	25,337
Bloomin' Brands, Inc.	1,488	25,132
TRI Pointe Group, Inc.*	1,940	24,580
Beacon Roofing Supply, Inc.*	595	24,502
DreamWorks Animation SKG, Inc. — Class A*	911	23,476
Big Lots, Inc.	595	22,930
Core-Mark Holding Company, Inc.	277	22,697
Pinnacle Entertainment, Inc.*	727	22,624
Abercrombie & Fitch Co. — Class A	834	22,518
Churchill Downs, Inc.	153	21,648
G-III Apparel Group Ltd.*	480	21,246
Group 1 Automotive, Inc.	279	21,120
Five Below, Inc.*	654	20,993
Wolverine World Wide, Inc.	1,239	20,703
Asbury Automotive Group, Inc.*	306	20,637
Herman Miller, Inc.	715	20,521
Gentherm, Inc.*	431	20,429
Steven Madden Ltd.*	676	20,429
Ascena Retail Group, Inc.*	2,061	20,301
Hawaiian Holdings, Inc.*	573	20,244
Sonic Corp.	624	20,161
HSN, Inc.	389	19,711
Papa John's International, Inc.	348	19,443
PriceSmart, Inc.	234	19,420
HNI Corp.	534	19,256
Boyd Gaming Corp.*	958	19,035
UniFirst Corp.	178	18,548
Deckers Outdoor Corp.*	392	18,502
Chico's FAS, Inc.	1,720	18,352
Marriott Vacations Worldwide Corp.	309	17,598
Express, Inc.*	1,015	17,539
DineEquity, Inc.	204	17,273
American Axle & Manufacturing Holdings, Inc.*	910	17,235
Mobile Mini, Inc.	550	17,121
Columbia Sportswear Co.	345	16,822
Genesco, Inc.*	289	16,424
Popeyes Louisiana Kitchen, Inc.*	278	16,263
SeaWorld Entertainment, Inc.	821	16,165
Meritage Homes Corp.*	475	16,145
Penn National Gaming, Inc.*	958	15,347
La Quinta Holdings, Inc.*	1,124	15,298
Dorman Products, Inc.*	321	15,238
G&K Services, Inc. — Class A	241	15,159
Interface, Inc. — Class A	792	15,159
La-Z-Boy, Inc.	615	15,019
Essendant, Inc.	460	14,955
Steelcase, Inc. — Class A	999	14,885
Caleres, Inc.	526	14,107
Guess?, Inc.	743	14,028
Children's Place, Inc.	248	13,690
Select Comfort Corp.*	627	13,424
Diamond Resorts International, Inc.*	500	12,754
First Cash Financial Services, Inc.*	338	12,651
Cooper-Standard Holding, Inc.*	163	12,647
iRobot Corp.*	357	12,638
American Woodmark Corp.*	154	12,317
KB Home	980	12,083
MDC Holdings, Inc.	469	11,974
Pep Boys-Manny Moe & Jack*	646	11,893
SkyWest, Inc.	619	11,773
Krispy Kreme Doughnuts, Inc.*	778	11,724
Vitamin Shoppe, Inc.*	357	11,674
Cato Corp. — Class A	316	11,635
National CineMedia, Inc.	737	11,579

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Cyclical - 10.5% (continued)
Dave & Buster's Entertainment, Inc.*	273	$11,395
International Speedway Corp. — Class A	335	11,296
Oxford Industries, Inc.	176	11,232
BJ's Restaurants, Inc.*	257	11,172
Belmond Ltd. — Class A*	1,163	11,049
Knoll, Inc.	586	11,017
Mattress Firm Holding Corp.*	245	10,934
Virgin America, Inc.*	301	10,839
Fiesta Restaurant Group, Inc.*	322	10,819
Buckle, Inc.	340	10,465
Red Robin Gourmet Burgers, Inc.*	169	10,434
ScanSource, Inc.*	322	10,375
TiVo, Inc.*	1,166	10,062
Finish Line, Inc. — Class A	553	9,998
Denny's Corp.*	1,012	9,948
Meritor, Inc.*	1,172	9,786
Bob Evans Farms, Inc.	251	9,751
Wabash National Corp.*	814	9,630
ClubCorp Holdings, Inc.	527	9,628
Crocs, Inc.*	923	9,452
Rush Enterprises, Inc. — Class A*	425	9,303
Cash America International, Inc.	305	9,135
Standard Motor Products, Inc.	239	9,093
Sonic Automotive, Inc. — Class A	395	8,990
Universal Electronics, Inc.*	174	8,935
Wesco Aircraft Holdings, Inc.*	741	8,870
Francesca's Holdings Corp.*	507	8,827
Callaway Golf Co.	937	8,827
Cavco Industries, Inc.*	105	8,747
Men's Wearhouse, Inc.	579	8,500
Ethan Allen Interiors, Inc.	305	8,485
Hibbett Sports, Inc.*	274	8,286
Outerwall, Inc.	207	7,564
BMC Stock Holdings, Inc.*	449	7,521
Interval Leisure Group, Inc.	470	7,337
Motorcar Parts of America, Inc.*	216	7,303
Fred's, Inc. — Class A	446	7,301
Tower International, Inc.	253	7,228
Rentrak Corp.*	152	7,225
Conn's, Inc.*	291	6,830
Carmike Cinemas, Inc.*	293	6,721
Ruth's Hospitality Group, Inc.	419	6,670
H&E Equipment Services, Inc.	375	6,555
Biglari Holdings, Inc.*	20	6,516
Zoe's Kitchen, Inc.*	232	6,491
Winnebago Industries, Inc.	324	6,448
M/I Homes, Inc.*	294	6,444
Nautilus, Inc.*	377	6,303
Taylor Morrison Home Corp. — Class A*	390	6,240
Chuy's Holdings, Inc.*	198	6,205
AMC Entertainment Holdings, Inc. — Class A	255	6,120
Regis Corp.*	432	6,113
Installed Building Products, Inc.*	239	5,934
Douglas Dynamics, Inc.	268	5,647
Lumber Liquidators Holdings, Inc.*	325	5,642
MarineMax, Inc.*	306	5,636
Libbey, Inc.	262	5,586
Pier 1 Imports, Inc.	1,081	5,502
Navistar International Corp.*	612	5,410
Scientific Games Corp. — Class A*	603	5,409
Tile Shop Holdings, Inc.*	326	5,346
Barnes & Noble, Inc.	609	5,304
Haverty Furniture Companies, Inc.	245	5,253
Caesars Entertainment Corp.*	664	5,239
Performance Sports Group Ltd.*	544	5,239
Modine Manufacturing Co.*	575	5,204
Superior Industries International, Inc.	281	5,176
Unifi, Inc.*	179	5,039
Carrols Restaurant Group, Inc.*	426	5,001
Movado Group, Inc.	193	4,962
DTS, Inc.*	213	4,810
Del Frisco's Restaurant Group, Inc.*	283	4,534
Beazer Homes USA, Inc.*	380	4,366
Marcus Corp.	220	4,173
PetMed Express, Inc.	243	4,165
Shoe Carnival, Inc.	179	4,153
WCI Communities, Inc.*	185	4,122
LGI Homes, Inc.*	169	4,112
Ruby Tuesday, Inc.*	744	4,099
Vera Bradley, Inc.*	255	4,019
Kimball International, Inc. — Class B	411	4,015
Daktronics, Inc.	460	4,011
Citi Trends, Inc.	187	3,974
Iconix Brand Group, Inc.*	572	3,907
Party City Holdco, Inc.*	302	3,899
William Lyon Homes — Class A*	234	3,861
Barnes & Noble Education, Inc.*	384	3,821
Caesars Acquisition Co. — Class A*	554	3,773
Eldorado Resorts, Inc.*	338	3,718
Stage Stores, Inc.	408	3,717
Isle of Capri Casinos, Inc.*	265	3,691
Zumiez, Inc.*	239	3,614
Veritiv Corp.*	98	3,550
Malibu Boats, Inc. — Class A*	214	3,503
Tuesday Morning Corp.*	530	3,445
Sequential Brands Group, Inc.*	429	3,393
Fox Factory Holding Corp.*	204	3,372
Hooker Furniture Corp.	130	3,281
Century Communities, Inc.*	183	3,241
Bassett Furniture Industries, Inc.	129	3,235
Habit Restaurants, Inc. — Class A*	138	3,182
Culp, Inc.	124	3,158

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Cyclical - 10.5% (continued)
Eros International plc*	340	$3,111
EZCORP, Inc. — Class A*	621	3,099
Potbelly Corp.*	262	3,068
Flexsteel Industries, Inc.	69	3,048
Kirkland's, Inc.	208	3,016
Miller Industries, Inc.	136	2,962
Speedway Motorsports, Inc.	141	2,922
America's Car-Mart, Inc.*	109	2,909
Planet Fitness, Inc. — Class A*	186	2,907
PC Connection, Inc.	128	2,898
Sportsman's Warehouse Holdings, Inc.*	216	2,786
Monarch Casino & Resort, Inc.*	122	2,772
Shake Shack, Inc. — Class A*	69	2,732
Perry Ellis International, Inc.*	147	2,708
Reading International, Inc. — Class A*	199	2,609
Hovnanian Enterprises, Inc. — Class A*	1,432	2,592
Arctic Cat, Inc.	156	2,555
Metaldyne Performance Group, Inc.	138	2,531
Winmark Corp.	27	2,511
Federal-Mogul Holdings Corp.*	363	2,487
Strattec Security Corp.	43	2,429
Republic Airways Holdings, Inc.*	609	2,393
Destination XL Group, Inc.*	432	2,385
Stein Mart, Inc.	352	2,369
Titan Machinery, Inc.*	208	2,273
Horizon Global Corp.*	217	2,250
Big 5 Sporting Goods Corp.	219	2,188
Jamba, Inc.*	157	2,118
Weyco Group, Inc.	79	2,114
Freshpet, Inc.*	249	2,114
NACCO Industries, Inc. — Class A	50	2,110
Build-A-Bear Workshop, Inc. — Class A*	171	2,093
El Pollo Loco Holdings, Inc.*	162	2,046
Titan International, Inc.	519	2,045
AV Homes, Inc.*	149	1,909
West Marine, Inc.*	216	1,834
JAKKS Pacific, Inc.*	228	1,815
J Alexander's Holdings, Inc.*	166	1,813
Green Brick Partners, Inc.*	251	1,807
Cherokee, Inc.*	103	1,776
Boot Barn Holdings, Inc.*	142	1,745
Lifetime Brands, Inc.	130	1,724
Intrawest Resorts Holdings, Inc.*	217	1,697
Bravo Brio Restaurant Group, Inc.*	183	1,647
Kona Grill, Inc.*	101	1,602
Escalade, Inc.	120	1,590
Bojangles', Inc.*	100	1,587
New Home Company, Inc.*	122	1,581
Container Store Group, Inc.*	189	1,550
Superior Uniform Group, Inc.	90	1,528
Johnson Outdoors, Inc. — Class A	61	1,335
Noodles & Co.*	137	1,328
VOXX International Corp. — Class A*	238	1,252
Systemax, Inc.*	145	1,247
Skullcandy, Inc.*	263	1,244
Papa Murphy's Holdings, Inc.*	110	1,239
Ollie's Bargain Outlet Holdings, Inc.*	72	1,225
Black Diamond, Inc.*	273	1,207
Morgans Hotel Group Co.*	324	1,092
Wingstop, Inc.*	47	1,072
Commercial Vehicle Group, Inc.*	360	994
Castle Brands, Inc.*	798	982
Vince Holding Corp.*	197	902
Tilly's, Inc. — Class A*	135	895
Flex Pharma, Inc.*	66	822
Accuride Corp.*	466	774
Marine Products Corp.	128	773
Christopher & Banks Corp.*	447	738
Empire Resorts, Inc.*	38	684
Blue Bird Corp.*	60	608
Duluth Holdings, Inc.*	26	379
MCBC Holdings, Inc.*	24	329
Fogo De Chao, Inc.*	17	258
bebe stores, Inc.	342	193
Total Consumer, Cyclical		2,516,349
Industrial - 9.9%
Berry Plastics Group, Inc.*	1,433	51,846
FEI Co.	499	39,815
Curtiss-Wright Corp.	571	39,113
Woodward, Inc.	784	38,933
Teledyne Technologies, Inc.*	424	37,609
EMCOR Group, Inc.	753	36,175
Louisiana-Pacific Corp.*	1,709	30,779
CLARCOR, Inc.	602	29,907
EnerSys	534	29,867
Tech Data Corp.*	440	29,207
Littelfuse, Inc.	271	29,000
Esterline Technologies Corp.*	355	28,755
Dycom Industries, Inc.*	409	28,614
Moog, Inc. — Class A*	441	26,725
Universal Display Corp.*	482	26,240
IMAX Corp.*	724	25,731
Generac Holdings, Inc.*	829	24,680
Belden, Inc.	512	24,413
HEICO Corp. — Class A	479	23,568
XPO Logistics, Inc.*	859	23,408
Barnes Group, Inc.	657	23,252
KapStone Paper and Packaging Corp.	1,022	23,087
Hillenbrand, Inc.	756	22,400
Matson, Inc.	522	22,253
Masonite International Corp.*	362	22,164
Rexnord Corp.*	1,221	22,125
OSI Systems, Inc.*	238	21,102
Granite Construction, Inc.	471	20,210
Vishay Intertechnology, Inc.	1,626	19,593
Applied Industrial Technologies, Inc.	482	19,517
KLX, Inc.*	632	19,459

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Industrial - 9.9% (continued)
Sanmina Corp.*	941	$19,366
Tetra Tech, Inc.	722	18,786
Coherent, Inc.*	286	18,621
Mueller Industries, Inc.	683	18,509
Knight Transportation, Inc.	750	18,173
RBC Bearings, Inc.*	280	18,085
Proto Labs, Inc.*	280	17,833
Drew Industries, Inc.	290	17,659
John Bean Technologies Corp.	351	17,490
Simpson Manufacturing Company, Inc.	506	17,280
Scorpio Tankers, Inc.	2,147	17,220
Actuant Corp. — Class A	715	17,131
AZZ, Inc.	308	17,116
Watts Water Technologies, Inc. — Class A	338	16,788
Itron, Inc.*	462	16,714
Nordic American Tankers Ltd.	1,071	16,644
Mueller Water Products, Inc. — Class A	1,930	16,598
Universal Forest Products, Inc.	242	16,546
Forward Air Corp.	372	16,000
Exponent, Inc.	312	15,584
Franklin Electric Company, Inc.	572	15,461
MSA Safety, Inc.	352	15,301
Apogee Enterprises, Inc.	350	15,229
Headwaters, Inc.*	884	14,913
Trex Company, Inc.*	385	14,645
Methode Electronics, Inc.	460	14,642
Swift Transportation Co. — Class A*	1,056	14,594
Hub Group, Inc. — Class A*	433	14,267
Smith & Wesson Holding Corp.*	645	14,177
Plexus Corp.*	403	14,073
Knowles Corp.*	1,048	13,970
MasTec, Inc.*	802	13,939
Advanced Energy Industries, Inc.*	491	13,861
Sturm Ruger & Company, Inc.	225	13,412
Kaman Corp.	327	13,345
Brady Corp. — Class A	573	13,168
Benchmark Electronics, Inc.*	629	13,001
Standex International Corp.	153	12,722
Comfort Systems USA, Inc.	447	12,704
HEICO Corp.	231	12,557
Werner Enterprises, Inc.	533	12,467
Tennant Co.	221	12,433
Albany International Corp. — Class A	339	12,390
Atlas Air Worldwide Holdings, Inc.*	299	12,360
Cubic Corp.	260	12,285
Boise Cascade Co.*	474	12,101
EnPro Industries, Inc.	275	12,056
Federal Signal Corp.	750	11,888
Ship Finance International Ltd.	711	11,781
Aerojet Rocketdyne Holdings, Inc.*	752	11,776
II-VI, Inc.*	629	11,674
Rogers Corp.*	224	11,552
AAON, Inc.	491	11,401
Greif, Inc. — Class A	370	11,400
ESCO Technologies, Inc.	312	11,276
AAR Corp.	426	11,200
TASER International, Inc.*	642	11,100
Greenbrier Companies, Inc.	316	10,308
Heartland Express, Inc.	605	10,297
Lindsay Corp.	142	10,280
Primoris Services Corp.	466	10,266
Astronics Corp.*	251	10,218
Badger Meter, Inc.	174	10,195
TriMas Corp.*	543	10,127
Fabrinet*	425	10,124
Advanced Drainage Systems, Inc.	403	9,684
US Ecology, Inc.	261	9,510
Gibraltar Industries, Inc.*	372	9,464
Astec Industries, Inc.	228	9,280
Briggs & Stratton Corp.	534	9,238
Encore Wire Corp.	249	9,235
US Concrete, Inc.*	175	9,216
Rofin-Sinar Technologies, Inc.*	338	9,052
DHT Holdings, Inc.	1,114	9,012
CIRCOR International, Inc.	206	8,683
Sun Hydraulics Corp.	273	8,662
Frontline Ltd.	2,862	8,557
Aegion Corp. — Class A*	440	8,496
Quanex Building Products Corp.	406	8,465
Altra Industrial Motion Corp.	317	7,950
General Cable Corp.	586	7,870
UTI Worldwide, Inc.*	1,107	7,782
Teekay Tankers Ltd. — Class A	1,117	7,685
Harsco Corp.	961	7,573
Newport Corp.*	477	7,570
Tutor Perini Corp.*	451	7,550
Echo Global Logistics, Inc.*	357	7,279
Lydall, Inc.*	204	7,238
Raven Industries, Inc.	454	7,082
CTS Corp.	399	7,038
Aerovironment, Inc.*	237	6,984
Griffon Corp.	387	6,889
Summit Materials, Inc. — Class A*	338	6,767
AVX Corp.	554	6,726
Saia, Inc.*	301	6,697
ArcBest Corp.	312	6,674
Patrick Industries, Inc.*	153	6,656
Chart Industries, Inc.*	367	6,591
Continental Building Products, Inc.*	377	6,582
Builders FirstSource, Inc.*	593	6,570
PGT, Inc.*	572	6,515
Air Transport Services Group, Inc.*	634	6,391
TAL International Group, Inc.	399	6,344
FARO Technologies, Inc.*	209	6,170
Gorman-Rupp Co.	229	6,121
Alamo Group, Inc.	116	6,044
Hyster-Yale Materials Handling, Inc.	114	5,979

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Industrial - 9.9% (continued)
Blount International, Inc.*	583	$5,719
GSI Group, Inc.*	412	5,611
YRC Worldwide, Inc.*	393	5,573
Global Brass & Copper Holdings, Inc.	258	5,495
Haynes International, Inc.	149	5,467
Kadant, Inc.	132	5,361
MYR Group, Inc.*	251	5,173
Marten Transport Ltd.	287	5,080
Argan, Inc.	156	5,054
NN, Inc.	315	5,021
Nortek, Inc.*	115	5,016
Stoneridge, Inc.*	335	4,958
American Railcar Industries, Inc.	106	4,906
National Presto Industries, Inc.	58	4,806
Insteel Industries, Inc.	221	4,623
TTM Technologies, Inc.*	709	4,615
Columbus McKinnon Corp.	240	4,536
GasLog Ltd.	500	4,150
Tredegar Corp.	300	4,086
PowerSecure International, Inc.*	268	4,033
NCI Building Systems, Inc.*	325	4,033
TimkenSteel Corp.	480	4,022
Multi Packaging Solutions International Ltd.*	228	3,956
GP Strategies Corp.*	157	3,942
Tidewater, Inc.	565	3,932
Trinseo S.A.*	138	3,892
Myers Industries, Inc.	292	3,889
Park-Ohio Holdings Corp.	105	3,862
Kimball Electronics, Inc.*	350	3,847
Mistras Group, Inc.*	201	3,837
Hornbeck Offshore Services, Inc.*	384	3,817
Textainer Group Holdings Ltd.	266	3,753
Fluidigm Corp.*	346	3,740
AEP Industries, Inc.*	48	3,703
Park Electrochemical Corp.	245	3,690
American Science & Engineering, Inc.	89	3,683
ZAGG, Inc.*	331	3,621
Dorian LPG Ltd.*	301	3,543
Mesa Laboratories, Inc.	35	3,483
DXP Enterprises, Inc.*	151	3,443
Applied Optoelectronics, Inc.*	198	3,398
Chase Corp.	83	3,381
NVE Corp.	58	3,258
Ply Gem Holdings, Inc.*	259	3,248
Celadon Group, Inc.	328	3,244
Roadrunner Transportation Systems, Inc.*	338	3,187
LSI Industries, Inc.	261	3,182
Scorpio Bulkers, Inc.*	321	3,174
Checkpoint Systems, Inc.	505	3,166
VSE Corp.	50	3,109
Furmanite Corp.*	454	3,024
Navios Maritime Acquisition Corp.	984	2,962
FreightCar America, Inc.	148	2,876
Casella Waste Systems, Inc. — Class A*	476	2,846
Powell Industries, Inc.	109	2,837
Ardmore Shipping Corp.	214	2,722
Covenant Transportation Group, Inc. — Class A*	141	2,663
CECO Environmental Corp.	315	2,419
Sparton Corp.*	119	2,379
Multi-Fineline Electronix, Inc.*	109	2,254
Kratos Defense & Security Solutions, Inc.*	543	2,226
Milacron Holdings Corp.*	177	2,214
Bel Fuse, Inc. — Class B	124	2,144
Ducommun, Inc.*	132	2,141
Hurco Companies, Inc.	79	2,098
CAI International, Inc.*	207	2,087
USA Truck, Inc.*	118	2,059
Graham Corp.	122	2,052
Allied Motion Technologies, Inc.	75	1,964
TRC Companies, Inc.*	205	1,896
Navios Maritime Holdings, Inc.	1,042	1,824
Control4 Corp.*	250	1,818
Vicor Corp.*	198	1,806
LSB Industries, Inc.*	237	1,718
Vishay Precision Group, Inc.*	151	1,709
LB Foster Co. — Class A	125	1,708
Hill International, Inc.*	439	1,703
Lawson Products, Inc.*	70	1,635
Heritage-Crystal Clean, Inc.*	151	1,601
Xerium Technologies, Inc.*	132	1,564
Orion Marine Group, Inc.*	336	1,401
NV5 Global, Inc.*	62	1,363
Universal Truckload Services, Inc.	95	1,334
Radiant Logistics, Inc.*	376	1,290
Northwest Pipe Co.*	115	1,287
Olympic Steel, Inc.	109	1,262
Imprivata, Inc.*	109	1,232
Nordic American Offshore Ltd.	227	1,196
Core Molding Technologies, Inc.*	92	1,180
Omega Flex, Inc.	35	1,155
Fenix Parts, Inc.*	166	1,127
Gener8 Maritime, Inc.*	118	1,115
Twin Disc, Inc.	100	1,052
Power Solutions International, Inc.*	56	1,022
PAM Transportation Services, Inc.*	37	1,021
Eagle Bulk Shipping, Inc.*	267	940
Golden Ocean Group Ltd.*	802	858
Astronics Corp. — Class B*	21	854
Handy & Harman Ltd.*	31	636
Safe Bulkers, Inc.	456	369
NL Industries, Inc.*	87	264
Ultrapetrol Bahamas Ltd.*	258	27
Total Industrial		2,384,749
Technology - 9.6%
Tyler Technologies, Inc.*	405	70,599
Manhattan Associates, Inc.*	886	58,628

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Technology - 9.6% (continued)
Guidewire Software, Inc.*	841	$50,595
Integrated Device Technology, Inc.*	1,781	46,930
EPAM Systems, Inc.*	588	46,229
MAXIMUS, Inc.	791	44,494
Cavium, Inc.*	663	43,567
Aspen Technology, Inc.*	1,024	38,666
Microsemi Corp.*	1,143	37,251
Blackbaud, Inc.	563	37,079
Synaptics, Inc.*	442	35,509
Take-Two Interactive Software, Inc.*	1,015	35,363
Fair Isaac Corp.	373	35,129
Qlik Technologies, Inc.*	1,096	34,699
NetScout Systems, Inc.*	1,104	33,893
Medidata Solutions, Inc.*	663	32,679
SYNNEX Corp.	345	31,026
Proofpoint, Inc.*	473	30,750
Monolithic Power Systems, Inc.	475	30,262
ACI Worldwide, Inc.*	1,401	29,982
Verint Systems, Inc.*	736	29,851
Convergys Corp.	1,187	29,544
Fairchild Semiconductor International, Inc. — Class A*	1,397	28,932
CACI International, Inc. — Class A*	290	26,906
Electronics for Imaging, Inc.*	563	26,314
Science Applications International Corp.	553	25,316
Silicon Laboratories, Inc.*	512	24,852
PMC-Sierra, Inc.*	2,094	24,332
Diebold, Inc.	778	23,410
FleetMatics Group plc*	458	23,262
MKS Instruments, Inc.	641	23,076
Cirrus Logic, Inc.*	761	22,472
MedAssets, Inc.*	724	22,401
Cornerstone OnDemand, Inc.*	648	22,375
Entegris, Inc.*	1,682	22,320
Mentor Graphics Corp.	1,201	22,122
Advanced Micro Devices, Inc.*	7,635	21,912
Demandware, Inc.*	401	21,642
CommVault Systems, Inc.*	542	21,328
Ambarella, Inc.*	375	20,903
OmniVision Technologies, Inc.*	698	20,256
Imperva, Inc.*	319	20,196
Intersil Corp. — Class A	1,582	20,186
MicroStrategy, Inc. — Class A*	111	19,901
Acxiom Corp.*	939	19,644
Tessera Technologies, Inc.	631	18,936
ExlService Holdings, Inc.*	399	17,927
Power Integrations, Inc.	353	17,166
Syntel, Inc.*	377	17,059
Luxoft Holding, Inc.*	220	16,969
Rovi Corp.*	992	16,527
Synchronoss Technologies, Inc.*	465	16,382
Rambus, Inc.*	1,386	16,064
Cray, Inc.*	490	15,901
Semtech Corp.*	796	15,060
Virtusa Corp.*	356	14,717
Bottomline Technologies de, Inc.*	492	14,627
Progress Software Corp.*	608	14,592
Sykes Enterprises, Inc.*	467	14,374
Stratasys Ltd.*	611	14,346
Paycom Software, Inc.*	379	14,262
RealPage, Inc.*	634	14,233
CSG Systems International, Inc.	393	14,140
SPS Commerce, Inc.*	199	13,972
Envestnet, Inc.*	465	13,892
Omnicell, Inc.*	435	13,520
Cabot Microelectronics Corp.*	297	13,003
QLogic Corp.*	1,047	12,773
HubSpot, Inc.*	226	12,726
Inphi Corp.*	461	12,456
BroadSoft, Inc.*	350	12,376
Callidus Software, Inc.*	663	12,312
Pegasystems, Inc.	429	11,798
Insight Enterprises, Inc.*	465	11,681
M/A-COM Technology Solutions Holdings, Inc.*	281	11,490
Monotype Imaging Holdings, Inc.	481	11,371
MTS Systems Corp.	179	11,350
Constant Contact, Inc.*	386	11,287
Super Micro Computer, Inc.*	443	10,858
Ebix, Inc.	322	10,558
Diodes, Inc.*	450	10,341
Veeco Instruments, Inc.*	484	9,951
Photronics, Inc.*	798	9,935
AVG Technologies N.V.*	493	9,885
Qualys, Inc.*	298	9,861
Cvent, Inc.*	281	9,810
Quality Systems, Inc.	600	9,672
InvenSense, Inc. — Class A*	929	9,504
MaxLinear, Inc. — Class A*	621	9,147
Lattice Semiconductor Corp.*	1,402	9,071
ManTech International Corp. — Class A	291	8,800
Brooks Automation, Inc.	810	8,651
2U, Inc.*	305	8,534
Mercury Systems, Inc.*	411	7,546
Amkor Technology, Inc.*	1,188	7,223
inContact, Inc.*	738	7,041
Engility Holdings, Inc.	214	6,951
Globant S.A.*	183	6,864
Computer Programs & Systems, Inc.	135	6,716
Xura, Inc.*	273	6,710
Unisys Corp.*	599	6,619
PROS Holdings, Inc.*	287	6,612
Ultratech, Inc.*	331	6,560
Interactive Intelligence Group, Inc.*	207	6,504
Silver Spring Networks, Inc.*	437	6,297
FormFactor, Inc.*	690	6,210
Applied Micro Circuits Corp.*	972	6,192
CEVA, Inc.*	246	5,747
Nimble Storage, Inc.*	607	5,584
Actua Corp.*	487	5,576

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Technology - 9.6% (continued)
Rudolph Technologies, Inc.*	383	$5,446
TeleTech Holdings, Inc.	195	5,442
Pure Storage, Inc. — Class A*	345	5,372
RealD, Inc.*	484	5,106
Epiq Systems, Inc.	387	5,058
LivePerson, Inc.*	685	4,624
Nanometrics, Inc.*	288	4,360
pdvWireless, Inc.*	157	4,318
SciQuest, Inc.*	332	4,306
Xcerra Corp.*	655	3,963
Tangoe, Inc.*	468	3,927
Immersion Corp.*	336	3,918
Press Ganey Holdings, Inc.*	123	3,881
Vocera Communications, Inc.*	309	3,770
IXYS Corp.	298	3,764
Cohu, Inc.	311	3,754
Axcelis Technologies, Inc.*	1,363	3,530
Glu Mobile, Inc.*	1,444	3,509
PDF Solutions, Inc.*	323	3,501
Benefitfocus, Inc.*	95	3,457
Digi International, Inc.*	299	3,403
Digimarc Corp.*	92	3,359
InnerWorkings, Inc.*	446	3,345
Ciber, Inc.*	946	3,320
OPOWER, Inc.*	314	3,316
Mattson Technology, Inc.*	898	3,169
American Software, Inc. — Class A	299	3,044
Sapiens International Corporation N.V.	287	2,927
Exar Corp.*	471	2,887
Avid Technology, Inc.*	389	2,836
Model N, Inc.*	251	2,801
Seachange International, Inc.*	399	2,689
Sigma Designs, Inc.*	424	2,680
Cascade Microtech, Inc.*	163	2,649
Eastman Kodak Co.*	211	2,646
New Relic, Inc.*	70	2,550
TubeMogul, Inc.*	187	2,543
DSP Group, Inc.*	268	2,530
QAD, Inc. — Class A	123	2,524
Five9, Inc.*	286	2,488
Silicon Graphics International Corp.*	418	2,466
Brightcove, Inc.*	391	2,424
KEYW Holding Corp.*	402	2,420
Quantum Corp.*	2,586	2,405
Jive Software, Inc.*	560	2,285
Kopin Corp.*	798	2,171
Carbonite, Inc.*	218	2,136
Alpha & Omega Semiconductor Ltd.*	231	2,123
Varonis Systems, Inc.*	108	2,030
Hortonworks, Inc.*	91	1,993
Ultra Clean Holdings, Inc.*	381	1,951
Agilysys, Inc.*	184	1,838
Barracuda Networks, Inc.*	97	1,812
MobileIron, Inc.*	498	1,798
Castlight Health, Inc. — Class B*	404	1,725
Datalink Corp.*	246	1,673
Everyday Health, Inc.*	259	1,559
Workiva, Inc.*	88	1,546
Park City Group, Inc.*	127	1,513
Guidance Software, Inc.*	243	1,463
EMCORE Corp.*	235	1,441
ExOne Co.*	125	1,255
Evolent Health, Inc. — Class A*	93	1,126
Amber Road, Inc.*	212	1,079
Violin Memory, Inc.*	1,091	982
Digital Turbine, Inc.*	643	855
MINDBODY, Inc. — Class A*	50	757
Appfolio, Inc. — Class A*	39	569
Imation Corp.*	366	501
Apigee Corp.*	61	490
Instructure, Inc.*	17	354
Xactly Corp.*	26	222
Code Rebel Corp.*	12	32
Total Technology		2,303,308
Communications - 5.3%
j2 Global, Inc.	578	47,581
Houghton Mifflin Harcourt Co.*	1,644	35,807
ViaSat, Inc.*	512	31,237
Ciena Corp.*	1,482	30,663
Infinera Corp.*	1,598	28,955
Sinclair Broadcast Group, Inc. — Class A	795	25,870
New York Times Co. — Class A	1,650	22,143
Nexstar Broadcasting Group, Inc. — Class A	376	22,072
WebMD Health Corp. — Class A*	454	21,928
GrubHub, Inc.*	903	21,853
InterDigital, Inc.	433	21,234
Anixter International, Inc.*	343	20,713
Time, Inc.	1,315	20,606
Polycom, Inc.*	1,621	20,408
Plantronics, Inc.	423	20,059
LogMeIn, Inc.*	296	19,862
Cogent Communications Holdings, Inc.	552	19,149
Meredith Corp.	441	19,074
Shutterfly, Inc.*	424	18,894
Stamps.com, Inc.*	171	18,743
Media General, Inc.*	1,149	18,556
Finisar Corp.*	1,248	18,146
Zendesk, Inc.*	644	17,026
comScore, Inc.*	413	16,994
NETGEAR, Inc.*	386	16,177
NeuStar, Inc. — Class A*	664	15,916
NIC, Inc.	787	15,488
RingCentral, Inc. — Class A*	642	15,138
DigitalGlobe, Inc.*	871	13,639
West Corp.	627	13,524
EW Scripps Co. — Class A	710	13,490
Infoblox, Inc.*	697	12,818
Vonage Holdings Corp.*	2,228	12,789
Consolidated Communications Holdings, Inc.	606	12,696
Shenandoah Telecommunications Co.	290	12,484
Gray Television, Inc.*	758	12,355

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Communications - 5.3% (continued)
Scholastic Corp.	320	$12,339
8x8, Inc.*	1,058	12,114
Marketo, Inc.*	418	12,000
Gogo, Inc.*	674	11,997
Ubiquiti Networks, Inc.*	367	11,630
Wayfair, Inc. — Class A*	241	11,476
MDC Partners, Inc. — Class A	522	11,338
Bankrate, Inc.*	800	10,640
Web.com Group, Inc.*	526	10,525
New Media Investment Group, Inc.	536	10,431
ADTRAN, Inc.	600	10,332
Atlantic Tele-Network, Inc.	124	9,700
Ruckus Wireless, Inc.*	905	9,693
EarthLink Holdings Corp.	1,238	9,198
Cincinnati Bell, Inc.*	2,518	9,065
Ixia*	727	9,037
Gigamon, Inc.*	328	8,715
CalAmp Corp.*	435	8,670
General Communication, Inc. — Class A*	420	8,308
Iridium Communications, Inc.*	985	8,284
Globalstar, Inc.*	5,715	8,230
Windstream Holdings, Inc.	1,210	7,792
Endurance International Group Holdings, Inc.*	703	7,684
Shutterstock, Inc.*	237	7,665
Perficient, Inc.*	424	7,259
Inteliquent, Inc.	402	7,144
ShoreTel, Inc.*	775	6,859
HealthStream, Inc.*	303	6,666
World Wrestling Entertainment, Inc. — Class A	360	6,422
Loral Space & Communications, Inc.*	156	6,351
ePlus, Inc.*	67	6,248
Q2 Holdings, Inc.*	234	6,171
Chegg, Inc.*	916	6,165
Entravision Communications Corp. — Class A	764	5,890
VASCO Data Security International, Inc.*	352	5,889
FTD Companies, Inc.*	219	5,731
TrueCar, Inc.*	586	5,590
Global Eagle Entertainment, Inc.*	557	5,497
Blue Nile, Inc.*	142	5,272
ORBCOMM, Inc.*	718	5,198
Textura Corp.*	238	5,136
Wix.com Ltd.*	225	5,119
XO Group, Inc.*	317	5,091
Rubicon Project, Inc.*	308	5,067
GTT Communications, Inc.*	294	5,016
Quotient Technology, Inc.*	733	4,999
Angie's List, Inc.*	526	4,918
Extreme Networks, Inc.*	1,201	4,900
DHI Group, Inc.*	534	4,897
Blucora, Inc.*	491	4,812
Spok Holdings, Inc.	261	4,782
Lands' End, Inc.*	197	4,618
RetailMeNot, Inc.*	461	4,573
Intralinks Holdings, Inc.*	482	4,372
Harmonic, Inc.*	1,063	4,326
Sonus Networks, Inc.*	593	4,228
Internap Corp.*	659	4,217
Calix, Inc.*	533	4,195
Oclaro, Inc.*	1,174	4,086
FairPoint Communications, Inc.*	250	4,018
Comtech Telecommunications Corp.	195	3,918
Lionbridge Technologies, Inc.*	771	3,786
NeoPhotonics Corp.*	334	3,627
Safeguard Scientifics, Inc.*	249	3,613
ChannelAdvisor Corp.*	260	3,601
Journal Media Group, Inc.	293	3,521
Zix Corp.*	691	3,510
Entercom Communications Corp. — Class A*	304	3,413
Hawaiian Telcom Holdco, Inc.*	133	3,306
Bazaarvoice, Inc.*	731	3,202
Lumos Networks Corp.*	273	3,058
TeleCommunication Systems, Inc. — Class A*	603	2,997
RigNet, Inc.*	144	2,979
Tribune Publishing Co.	316	2,914
Boingo Wireless, Inc.*	440	2,913
A10 Networks, Inc.*	407	2,670
Alliance Fiber Optic Products, Inc.*	174	2,638
Daily Journal Corp.*	13	2,626
Reis, Inc.	102	2,420
Central European Media Enterprises Ltd. — Class A*	884	2,378
IDT Corp. — Class B	201	2,344
Crown Media Holdings, Inc. — Class A*	415	2,328
1-800-Flowers.com, Inc. — Class A*	300	2,184
Box, Inc. — Class A*	155	2,164
United Online, Inc.*	176	2,075
Etsy, Inc.*	240	1,982
Telenav, Inc.*	339	1,929
Straight Path Communications, Inc. — Class B*	112	1,920
NTELOS Holdings Corp.*	209	1,910
TechTarget, Inc.*	235	1,887
Liquidity Services, Inc.*	289	1,879
Harte-Hanks, Inc.	579	1,876
QuinStreet, Inc.*	427	1,832
KVH Industries, Inc.*	193	1,818
Clearfield, Inc.*	135	1,810
Hemisphere Media Group, Inc.*	121	1,785
Overstock.com, Inc.*	145	1,781
Black Box Corp.	185	1,763
Saga Communications, Inc. — Class A	44	1,692
HC2 Holdings, Inc.*	312	1,650
Marchex, Inc. — Class B	391	1,521
Aerohive Networks, Inc.*	281	1,436
Intelsat S.A.*	337	1,402

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Communications - 5.3% (continued)
VirnetX Holding Corp.*	542	$1,393
Preformed Line Products Co.	32	1,347
Marin Software, Inc.*	360	1,289
RealNetworks, Inc.*	278	1,182
Rocket Fuel, Inc.*	336	1,173
ModusLink Global Solutions, Inc.*	453	1,123
Limelight Networks, Inc.*	730	1,066
EVINE Live, Inc.*	598	1,064
Townsquare Media, Inc. — Class A*	82	981
Sizmek, Inc.*	258	942
Corindus Vascular Robotics, Inc.*	270	867
Rapid7, Inc.*	56	847
Novatel Wireless, Inc.*	451	753
Travelzoo, Inc.*	83	695
Cumulus Media, Inc. — Class A*	1,826	603
Connecture, Inc.*	80	289
MaxPoint Interactive, Inc.*	82	140
Total Communications		1,274,484
Utilities - 3.0%
Piedmont Natural Gas Company, Inc.	945	53,884
IDACORP, Inc.	603	41,003
Portland General Electric Co.	1,065	38,734
Cleco Corp.	725	37,852
WGL Holdings, Inc.	597	37,605
New Jersey Resources Corp.	1,027	33,850
ONE Gas, Inc.	631	31,657
Southwest Gas Corp.	561	30,945
Laclede Group, Inc.	520	30,893
NorthWestern Corp.	564	30,597
ALLETE, Inc.	586	29,786
PNM Resources, Inc.	957	29,255
Black Hills Corp.	613	28,462
Avista Corp.	748	26,457
Dynegy, Inc.*	1,447	19,390
South Jersey Industries, Inc.	821	19,310
MGE Energy, Inc.	416	19,302
American States Water Co.	454	19,046
El Paso Electric Co.	484	18,634
Northwest Natural Gas Co.	328	16,600
Ormat Technologies, Inc.	446	16,265
Empire District Electric Co.	522	14,653
California Water Service Group	575	13,380
Otter Tail Corp.	450	11,984
Abengoa Yield plc	589	11,362
NRG Yield, Inc. — Class C	739	10,908
Chesapeake Utilities Corp.	182	10,329
Talen Energy Corp.*	1,002	6,243
Unitil Corp.	168	6,028
NRG Yield, Inc. — Class A	413	5,745
SJW Corp.	190	5,634
Middlesex Water Co.	194	5,149
Connecticut Water Service, Inc.	134	5,093
York Water Co.	154	3,841
Atlantic Power Corp.	1,462	2,880
PICO Holdings, Inc.*	276	2,848
Artesian Resources Corp. — Class A	94	2,604
Consolidated Water Company Ltd.	177	2,166
Genie Energy Ltd. — Class B	150	1,673
Ameresco, Inc. — Class A*	241	1,506
EnerNOC, Inc.*	324	1,247
Spark Energy, Inc. — Class A	35	725
Total Utilities		735,525
Basic Materials - 2.3%
Sensient Technologies Corp.	561	35,242
Olin Corp.	1,978	34,139
PolyOne Corp.	1,070	33,984
Balchem Corp.	373	22,678
HB Fuller Co.	605	22,064
Chemtura Corp.*	805	21,952
Minerals Technologies, Inc.	416	19,078
Commercial Metals Co.	1,388	19,002
Carpenter Technology Corp.	605	18,313
Worthington Industries, Inc.	576	17,361
Kaiser Aluminum Corp.	206	17,234
Innospec, Inc.	291	15,804
Schweitzer-Mauduit International, Inc.	366	15,369
Axiall Corp.	842	12,967
Neenah Paper, Inc.	201	12,548
Quaker Chemical Corp.	161	12,439
Stillwater Mining Co.*	1,449	12,418
US Silica Holdings, Inc.	641	12,006
Stepan Co.	232	11,528
Calgon Carbon Corp.	633	10,919
A. Schulman, Inc.	352	10,785
Ferro Corp.*	875	9,730
Clearwater Paper Corp.*	213	9,698
PH Glatfelter Co.	519	9,570
Aceto Corp.	350	9,443
Hecla Mining Co.	4,445	8,401
Ferroglobe plc	780	8,385
Univar, Inc.*	483	8,216
Deltic Timber Corp.	132	7,771
Innophos Holdings, Inc.	237	6,868
Materion Corp.	242	6,776
Kraton Performance Polymers, Inc.*	376	6,245
Rayonier Advanced Materials, Inc.	520	5,091
American Vanguard Corp.	350	4,904
AK Steel Holding Corp.*	2,135	4,782
Schnitzer Steel Industries, Inc. — Class A	318	4,570
Hawkins, Inc.	127	4,543
Koppers Holdings, Inc.*	247	4,508
Coeur Mining, Inc.*	1,631	4,045
Landec Corp.*	323	3,821
OMNOVA Solutions, Inc.*	561	3,439
Orchids Paper Products Co.	110	3,401
Tronox Ltd. — Class A	764	2,987
Cliffs Natural Resources, Inc.*	1,839	2,906
KMG Chemicals, Inc.	116	2,670
Century Aluminum Co.*	592	2,617

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Basic Materials - 2.3% (continued)
Oil-Dri Corporation of America	59	$2,173
Intrepid Potash, Inc.*	674	1,989
Energy Fuels, Inc.*	524	1,546
Kronos Worldwide, Inc.	252	1,421
Horsehead Holding Corp.*	679	1,392
United States Lime & Minerals, Inc.	24	1,319
Uranium Energy Corp.*	1,172	1,242
Rentech, Inc.*	293	1,031
Ryerson Holding Corp.*	131	612
Valhi, Inc.	228	306
Total Basic Materials		546,248
Energy - 2.0%
Western Refining, Inc.	854	30,419
PDC Energy, Inc.*	481	25,676
Carrizo Oil & Gas, Inc.*	693	20,499
Parsley Energy, Inc. — Class A*	1,086	20,036
RSP Permian, Inc.*	780	19,024
Matador Resources Co.*	879	17,379
Delek US Holdings, Inc.	688	16,925
Oil States International, Inc.*	619	16,869
MRC Global, Inc.*	1,236	15,944
SemGroup Corp. — Class A	527	15,209
Pattern Energy Group, Inc.	668	13,969
Oasis Petroleum, Inc.*	1,670	12,308
SEACOR Holdings, Inc.*	218	11,458
Bristow Group, Inc.	418	10,826
Synergy Resources Corp.*	1,248	10,633
Green Plains, Inc.	456	10,442
McDermott International, Inc.*	2,865	9,598
Forum Energy Technologies, Inc.*	712	8,871
Atwood Oceanics, Inc.	775	7,928
Unit Corp.*	604	7,369
Flotek Industries, Inc.*	643	7,356
TETRA Technologies, Inc.*	955	7,182
Callon Petroleum Co.*	856	7,139
Helix Energy Solutions Group, Inc.*	1,272	6,691
Matrix Service Co.*	321	6,593
Thermon Group Holdings, Inc.*	385	6,514
Archrock, Inc.	833	6,264
Exterran Corp.*	390	6,260
Alon USA Energy, Inc.	375	5,565
Newpark Resources, Inc.*	1,009	5,328
Renewable Energy Group, Inc.*	527	4,896
Ultra Petroleum Corp.*	1,839	4,598
Par Pacific Holdings, Inc.*	192	4,520
Plug Power, Inc.*	2,082	4,393
CARBO Ceramics, Inc.	237	4,076
FutureFuel Corp.	293	3,956
REX American Resources Corp.*	70	3,785
Natural Gas Services Group, Inc.*	153	3,412
Tesco Corp.	469	3,396
C&J Energy Services Ltd.*	677	3,223
Panhandle Oil and Gas, Inc. — Class A	199	3,216
Bonanza Creek Energy, Inc.*	597	3,146
Clean Energy Fuels Corp.*	854	3,074
Trecora Resources*	242	2,998
Stone Energy Corp.*	686	2,943
Era Group, Inc.*	263	2,932
Sanchez Energy Corp.*	675	2,909
TerraForm Global, Inc. — Class A	516	2,884
Northern Oil and Gas, Inc.*	740	2,856
SunCoke Energy, Inc.	782	2,714
Parker Drilling Co.*	1,467	2,670
EXCO Resources, Inc.*	2,022	2,507
PHI, Inc.*	151	2,478
Solazyme, Inc.*	961	2,383
Vivint Solar, Inc.*	248	2,371
Bill Barrett Corp.*	601	2,362
Geospace Technologies Corp.*	158	2,223
Ring Energy, Inc.*	312	2,200
Clayton Williams Energy, Inc.*	71	2,099
Pacific Ethanol, Inc.*	381	1,821
Fairmount Santrol Holdings, Inc.*	768	1,805
Peabody Energy Corp.	222	1,705
Pioneer Energy Services Corp.*	773	1,677
Cloud Peak Energy, Inc.*	732	1,523
Sunrun, Inc.*	125	1,471
Basic Energy Services, Inc.*	546	1,463
Gulfmark Offshore, Inc. — Class A*	308	1,438
Evolution Petroleum Corp.	295	1,419
Jones Energy, Inc. — Class A*	348	1,340
Contango Oil & Gas Co.*	209	1,340
FuelCell Energy, Inc.*	258	1,280
Gastar Exploration, Inc.*	974	1,276
Westmoreland Coal Co.*	215	1,264
Enphase Energy, Inc.*	353	1,239
Abraxas Petroleum Corp.*	1,126	1,194
Energy XXI Ltd.	1,134	1,145
Halcon Resources Corp.*	883	1,113
Eclipse Resources Corp.*	577	1,050
SandRidge Energy, Inc.*	5,196	1,039
Independence Contract Drilling, Inc.*	199	1,005
Adams Resources & Energy, Inc.	26	998
Isramco, Inc.*	11	982
W&T Offshore, Inc.*	420	970
ION Geophysical Corp.*	1,807	909
Approach Resources, Inc.*	463	852
Key Energy Services, Inc.*	1,703	821
Seventy Seven Energy, Inc.*	720	756
Rex Energy Corp.*	616	647
Hallador Energy Co.	131	597
Erin Energy Corp.*	167	534
TransAtlantic Petroleum Ltd.*	310	431
Triangle Petroleum Corp.*	559	430
Penn Virginia Corp.*	859	258
North Atlantic Drilling Ltd.*	87	213
Earthstone Energy, Inc.*	16	213

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Energy - 2.1% (continued)
Magnum Hunter Resources Corp.*	2,114	$34
Total Energy		495,746
Diversified - 0.1%
HRG Group, Inc.*	944	12,801
National Bank Holdings Corp. — Class A	366	7,821
Tiptree Financial, Inc. — Class A	360	2,210
Resource America, Inc. — Class A	177	1,085
Total Diversified		23,917
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	361	9,361
	–	–
Total Common Stocks
(Cost $15,603,193)		20,169,331

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†,*	39	–
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	–
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	–
Total Warrants
(Cost $220)		–

RIGHTS††† - 0.0%
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*	140	–
Leap Wireless International, Inc.
Expires 02/17/16*	1,031	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	110	–
Total Rights
(Cost $1,595)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 5.5%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	$1,177,957	$1,177,957
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	142,271	142,271
Total Repurchase Agreements
(Cost $1,320,228)		1,320,228
Total Investments - 89.3%
(Cost $16,925,236)		$21,489,559
Other Assets & Liabilities, net - 10.7%		2,579,254
Total Net Assets - 100.0%		$24,068,813

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 Russell 2000 Index Swap, Terminating 01/27/16[2] (Notional Value $1,822,372)	1,604	$3,341
Goldman Sachs International January 2016 Russell 2000 Index Swap, Terminating 01/27/16[2] (Notional Value $2,332,963)	2,054	(22,411)
Barclays Bank plc January 2016 Russell 2000 Index Swap, Terminating 01/29/16[2] (Notional Value $23,725,267)	20,887	(242,600)
(Total Notional Value $27,880,602)		$(261,670)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$20,169,331	$—	$—	$—	$20,169,331
Equity Index Swap Agreements	—	—	3,341	—	3,341
Repurchase Agreements	—	1,320,228	—	—	1,320,228
Rights	—	—	—	—	—
Warrants	—	—	—	—	—
Total	$20,169,331	$1,320,228	$3,341	$—	$21,492,900

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$265,011	$—	$265,011

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 77.3%
Consumer, Non-cyclical - 18.9%
Johnson & Johnson	16,818	$1,727,546
Procter & Gamble Co.	16,535	1,313,045
Pfizer, Inc.	37,519	1,211,113
Coca-Cola Co.	23,790	1,022,017
Merck & Company, Inc.	16,980	896,884
Gilead Sciences, Inc.	8,759	886,324
PepsiCo, Inc.	8,855	884,792
Philip Morris International, Inc.	9,417	827,848
Allergan plc*	2,396	748,750
Amgen, Inc.	4,584	744,121
Bristol-Myers Squibb Co.	10,140	697,531
Altria Group, Inc.	11,917	693,689
UnitedHealth Group, Inc.	5,793	681,488
Medtronic plc	8,546	657,359
AbbVie, Inc.	9,936	588,609
Celgene Corp.*	4,775	571,854
Eli Lilly & Co.	5,932	499,830
Mondelez International, Inc. — Class A	9,659	433,109
Biogen, Inc.*	1,355	415,104
Abbott Laboratories	9,067	407,199
Colgate-Palmolive Co.	5,452	363,212
Express Scripts Holding Co.*	4,110	359,255
Thermo Fisher Scientific, Inc.	2,425	343,986
Danaher Corp.	3,624	336,597
Kimberly-Clark Corp.	2,206	280,823
McKesson Corp.	1,398	275,727
Kraft Heinz Co.	3,613	262,882
Alexion Pharmaceuticals, Inc.*	1,370	261,328
Regeneron Pharmaceuticals, Inc.*	472	256,235
Kroger Co.	5,916	247,466
PayPal Holdings, Inc.*	6,757	244,603
Automatic Data Processing, Inc.	2,802	237,385
Reynolds American, Inc.	5,038	232,504
Cigna Corp.	1,566	229,153
Aetna, Inc.	2,119	229,106
Anthem, Inc.	1,587	221,291
General Mills, Inc.	3,632	209,421
Becton Dickinson and Co.	1,281	197,388
Vertex Pharmaceuticals, Inc.*	1,493	187,864
Cardinal Health, Inc.	2,000	178,540
Stryker Corp.	1,920	178,445
Illumina, Inc.*	890	170,831
McGraw Hill Financial, Inc.	1,642	161,868
Humana, Inc.	901	160,838
Boston Scientific Corp.*	8,176	150,765
Constellation Brands, Inc. — Class A	1,052	149,847
Monster Beverage Corp.*	912	135,852
Mylan N.V.*	2,510	135,716
Zoetis, Inc.	2,784	133,409
Archer-Daniels-Midland Co.	3,627	133,038
Sysco Corp.	3,191	130,831
HCA Holdings, Inc.*	1,908	129,038
Perrigo Company plc	890	128,783
Baxalta, Inc.	3,299	128,760
Baxter International, Inc.	3,325	126,849
Intuitive Surgical, Inc.*	227	123,978
AmerisourceBergen Corp. — Class A	1,187	123,104
Estee Lauder Companies, Inc. — Class A	1,353	119,145
Kellogg Co.	1,551	112,091
ConAgra Foods, Inc.	2,631	110,923
Dr Pepper Snapple Group, Inc.	1,148	106,994
Zimmer Biomet Holdings, Inc.	1,040	106,694
St. Jude Medical, Inc.	1,718	106,121
Moody's Corp.	1,044	104,755
Edwards Lifesciences Corp.*	1,311	103,543
Clorox Co.	785	99,562
Tyson Foods, Inc. — Class A	1,797	95,834
Mead Johnson Nutrition Co. — Class A	1,198	94,582
Molson Coors Brewing Co. — Class B	958	89,975
JM Smucker Co.	727	89,669
CR Bard, Inc.	449	85,059
Equifax, Inc.	720	80,186
Henry Schein, Inc.*	503	79,570
Hershey Co.	872	77,843
Endo International plc*	1,265	77,443
Laboratory Corporation of America Holdings*	615	76,039
Verisk Analytics, Inc. — Class A*	947	72,805
DaVita HealthCare Partners, Inc.*	1,013	70,616
Whole Foods Market, Inc.	2,074	69,479
Church & Dwight Company, Inc.	797	67,649
Universal Health Services, Inc. — Class B	554	66,197
Hormel Foods Corp.	819	64,767
Keurig Green Mountain, Inc.	706	63,526
Coca-Cola Enterprises, Inc.	1,269	62,486
Quest Diagnostics, Inc.	871	61,963
Brown-Forman Corp. — Class B	618	61,355
McCormick & Company, Inc.	707	60,491
Campbell Soup Co.	1,092	57,385
Western Union Co.	3,071	55,002
Mallinckrodt plc*	705	52,614
DENTSPLY International, Inc.	850	51,722
Total System Services, Inc.	1,029	51,244
Cintas Corp.	532	48,438
H&R Block, Inc.	1,434	47,767
Varian Medical Systems, Inc.*	589	47,591
United Rentals, Inc.*	563	40,840
Robert Half International, Inc.	806	37,995
Avery Dennison Corp.	554	34,714
ADT Corp.	1,002	33,046
Patterson Companies, Inc.	508	22,967
Quanta Services, Inc.*	971	19,663
Tenet Healthcare Corp.*	606	18,362
Total Consumer, Non-cyclical		26,621,642
Financial - 13.7%
Wells Fargo & Co.	28,252	1,535,779
Berkshire Hathaway, Inc. — Class B*	11,386	1,503,407
JPMorgan Chase & Co.	22,374	1,477,355

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 77.3% (continued)
Financial - 13.7% (continued)
Bank of America Corp.	63,289	$1,065,154
Citigroup, Inc.	18,107	937,037
Visa, Inc. — Class A	11,830	917,417
MasterCard, Inc. — Class A	6,018	585,912
American International Group, Inc.	7,519	465,952
Goldman Sachs Group, Inc.	2,411	434,535
U.S. Bancorp	9,994	426,444
Simon Property Group, Inc.	1,881	365,742
American Express Co.	5,084	353,592
MetLife, Inc.	6,756	325,707
PNC Financial Services Group, Inc.	3,087	294,222
Morgan Stanley	9,180	292,016
Bank of New York Mellon Corp.	6,643	273,824
BlackRock, Inc. — Class A	768	261,520
American Tower Corp. — Class A	2,575	249,645
Charles Schwab Corp.	7,281	239,764
Capital One Financial Corp.	3,233	233,358
ACE Ltd.	1,970	230,195
Prudential Financial, Inc.	2,729	222,168
Public Storage	895	221,691
Travelers Companies, Inc.	1,849	208,677
CME Group, Inc. — Class A	2,056	186,273
Intercontinental Exchange, Inc.	722	185,020
Chubb Corp.	1,379	182,911
Equity Residential	2,213	180,559
BB&T Corp.	4,742	179,295
Marsh & McLennan Companies, Inc.	3,171	175,832
Crown Castle International Corp.	2,028	175,321
State Street Corp.	2,452	162,715
Aflac, Inc.	2,594	155,381
Synchrony Financial*	5,068	154,118
Aon plc	1,664	153,437
AvalonBay Communities, Inc.	832	153,196
Welltower, Inc.	2,151	146,333
Allstate Corp.	2,354	146,160
Discover Financial Services	2,598	139,305
Prologis, Inc.	3,187	136,786
SunTrust Banks, Inc.	3,097	132,675
Boston Properties, Inc.	933	118,995
M&T Bank Corp.	972	117,787
Ventas, Inc.	2,023	114,158
Equinix, Inc.	377	114,005
Progressive Corp.	3,552	112,954
Ameriprise Financial, Inc.	1,057	112,487
T. Rowe Price Group, Inc.	1,526	109,094
Hartford Financial Services Group, Inc.	2,489	108,172
HCP, Inc.	2,826	108,066
Vornado Realty Trust	1,077	107,657
Alliance Data Systems Corp.*	372	102,884
Fifth Third Bancorp	4,827	97,023
General Growth Properties, Inc.	3,539	96,296
Essex Property Trust, Inc.	401	96,003
Northern Trust Corp.	1,321	95,231
Weyerhaeuser Co.	3,102	92,998
Invesco Ltd.	2,576	86,244
Franklin Resources, Inc.	2,303	84,796
Realty Income Corp.	1,517	78,323
Regions Financial Corp.	7,935	76,176
Lincoln National Corp.	1,504	75,591
Principal Financial Group, Inc.	1,655	74,442
XL Group plc — Class A	1,810	70,916
Host Hotels & Resorts, Inc.	4,568	70,073
SL Green Realty Corp.	605	68,353
KeyCorp	5,076	66,952
Kimco Realty Corp.	2,512	66,468
Macerich Co.	818	66,004
Loews Corp.	1,701	65,318
CBRE Group, Inc. — Class A*	1,767	61,103
Huntington Bancshares, Inc.	4,842	53,553
Cincinnati Financial Corp.	896	53,016
E*TRADE Financial Corp.*	1,780	52,759
Affiliated Managers Group, Inc.*	328	52,401
Plum Creek Timber Company, Inc.	1,054	50,297
Unum Group	1,480	49,269
Comerica, Inc.	1,074	44,925
Nasdaq, Inc.	698	40,603
Torchmark Corp.	696	39,783
Apartment Investment & Management Co. — Class A	951	38,069
Zions Bancorporation	1,242	33,907
Assurant, Inc.	399	32,135
Iron Mountain, Inc.	1,168	31,548
People's United Financial, Inc.	1,885	30,443
Legg Mason, Inc.	654	25,656
Navient Corp.	2,201	25,201
Total Financial		19,234,564
Technology - 10.1%
Apple, Inc.	33,888	3,567,050
Microsoft Corp.	48,552	2,693,664
Intel Corp.	28,682	988,095
International Business Machines Corp.	5,425	746,589
Oracle Corp.	19,459	710,837
QUALCOMM, Inc.	9,136	456,663
Accenture plc — Class A	3,798	396,891
Texas Instruments, Inc.	6,166	337,958
EMC Corp.	11,785	302,639
Salesforce.com, Inc.*	3,794	297,449
Adobe Systems, Inc.*	3,032	284,826
Avago Technologies Ltd.	1,593	231,224
Cognizant Technology Solutions Corp. — Class A*	3,696	221,834
Broadcom Corp. — Class A	3,410	197,166
Hewlett Packard Enterprise Co.	10,930	166,136
Intuit, Inc.	1,605	154,883
Applied Materials, Inc.	6,985	130,410
HP, Inc.	10,980	130,003
Electronic Arts, Inc.*	1,889	129,812
Fiserv, Inc.*	1,389	127,037
Activision Blizzard, Inc.	3,066	118,685
Cerner Corp.*	1,851	111,375
Analog Devices, Inc.	1,897	104,942
Paychex, Inc.	1,950	103,136
NVIDIA Corp.	3,106	102,374

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 77.3% (continued)
Technology - 10.1% (continued)
Fidelity National Information Services, Inc.	1,686	$102,172
Micron Technology, Inc.*	6,599	93,442
SanDisk Corp.	1,220	92,708
Red Hat, Inc.*	1,111	92,002
Skyworks Solutions, Inc.	1,161	89,200
Western Digital Corp.	1,408	84,550
Autodesk, Inc.*	1,374	83,718
Lam Research Corp.	962	76,402
Xilinx, Inc.	1,562	73,367
Citrix Systems, Inc.*	935	70,733
Seagate Technology plc	1,818	66,648
KLA-Tencor Corp.	948	65,744
Linear Technology Corp.	1,453	61,709
Xerox Corp.	5,784	61,484
Microchip Technology, Inc.	1,235	57,477
Akamai Technologies, Inc.*	1,081	56,893
CA, Inc.	1,893	54,064
NetApp, Inc.	1,777	47,144
Qorvo, Inc.*	859	43,723
CSRA, Inc.	837	25,110
Pitney Bowes, Inc.	1,198	24,739
Dun & Bradstreet Corp.	219	22,761
Teradata Corp.*	808	21,347
Total Technology		14,278,815
Communications - 10.1%
Amazon.com, Inc.*	2,336	1,578,879
Facebook, Inc. — Class A*	13,800	1,444,308
Alphabet, Inc. — Class A*	1,771	1,377,856
Alphabet, Inc. — Class C*	1,806	1,370,537
AT&T, Inc.	37,393	1,286,692
Verizon Communications, Inc.	24,730	1,143,021
Walt Disney Co.	9,244	971,359
Cisco Systems, Inc.	30,853	837,813
Comcast Corp. — Class A	14,841	837,478
Priceline Group, Inc.*	302	385,034
Time Warner Cable, Inc.	1,721	319,400
Time Warner, Inc.	4,859	314,231
Netflix, Inc.*	2,598	297,159
Twenty-First Century Fox, Inc. — Class A	7,116	193,271
eBay, Inc.*	6,714	184,501
Yahoo!, Inc.*	5,281	175,646
CBS Corp. — Class B	2,636	124,235
Omnicom Group, Inc.	1,472	111,371
Nielsen Holdings plc	2,213	103,126
Level 3 Communications, Inc.*	1,753	95,293
Expedia, Inc.	715	88,875
Viacom, Inc. — Class B	2,110	86,848
Symantec Corp.	4,106	86,226
CenturyLink, Inc.	3,336	83,934
Twenty-First Century Fox, Inc. — Class B	2,621	71,370
Motorola Solutions, Inc.	976	66,807
Juniper Networks, Inc.	2,158	59,561
TripAdvisor, Inc.*	687	58,567
Interpublic Group of Companies, Inc.	2,470	57,502
VeriSign, Inc.*	596	52,067
Cablevision Systems Corp. — Class A	1,352	43,129
F5 Networks, Inc.*	428	41,499
Discovery Communications, Inc. — Class C*	1,568	39,545
TEGNA, Inc.	1,347	34,375
Frontier Communications Corp.	7,101	33,162
Scripps Networks Interactive, Inc. — Class A	575	31,746
News Corp. — Class A	2,319	30,982
Discovery Communications, Inc. — Class A*	908	24,225
News Corp. — Class B	654	9,130
Total Communications		14,150,760
Consumer, Cyclical - 8.0%
Home Depot, Inc.	7,705	1,018,986
McDonald's Corp.	5,581	659,338
CVS Health Corp.	6,730	657,992
Wal-Mart Stores, Inc.	9,536	584,556
Starbucks Corp.	9,025	541,770
NIKE, Inc. — Class B	8,202	512,625
Walgreens Boots Alliance, Inc.	5,294	450,811
Costco Wholesale Corp.	2,658	429,267
Lowe's Companies, Inc.	5,562	422,934
Ford Motor Co.	23,691	333,806
General Motors Co.	8,607	292,724
TJX Companies, Inc.	4,069	288,533
Target Corp.	3,744	271,852
Delta Air Lines, Inc.	4,780	242,298
Yum! Brands, Inc.	2,621	191,464
Southwest Airlines Co.	3,953	170,216
American Airlines Group, Inc.	3,831	162,243
Johnson Controls, Inc.	3,937	155,473
Carnival Corp.	2,798	152,435
O'Reilly Automotive, Inc.*	599	151,799
L Brands, Inc.	1,547	148,234
Delphi Automotive plc	1,702	145,912
AutoZone, Inc.*	185	137,253
Ross Stores, Inc.	2,462	132,480
United Continental Holdings, Inc.*	2,266	129,842
VF Corp.	2,073	129,045
Dollar General Corp.	1,768	127,066
Dollar Tree, Inc.*	1,427	110,193
Royal Caribbean Cruises Ltd.	1,043	105,562
PACCAR, Inc.	2,148	101,815
Chipotle Mexican Grill, Inc. — Class A*	190	91,172
Under Armour, Inc. — Class A*	1,095	88,268
Genuine Parts Co.	916	78,675
Marriott International, Inc. — Class A	1,172	78,571
Mohawk Industries, Inc.*	386	73,105
Fastenal Co.	1,761	71,884
Newell Rubbermaid, Inc.	1,623	71,542
WW Grainger, Inc.	351	71,109
Starwood Hotels & Resorts Worldwide, Inc.	1,025	71,012
Hanesbrands, Inc.	2,382	70,102

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 77.3% (continued)
Consumer, Cyclical - 8.0% (continued)
Tractor Supply Co.	817	$69,854
Whirlpool Corp.	475	69,763
Advance Auto Parts, Inc.	445	66,977
Macy's, Inc.	1,911	66,847
CarMax, Inc.*	1,232	66,491
DR Horton, Inc.	1,994	63,868
Signet Jewelers Ltd.	483	59,742
BorgWarner, Inc.	1,362	58,879
Mattel, Inc.	2,063	56,051
Coach, Inc.	1,687	55,216
Best Buy Company, Inc.	1,812	55,175
Kohl's Corp.	1,153	54,917
Goodyear Tire & Rubber Co.	1,634	53,383
Lennar Corp. — Class A	1,087	53,165
Harley-Davidson, Inc.	1,165	52,879
Tiffany & Co.	678	51,725
Wyndham Worldwide Corp.	706	51,291
Bed Bath & Beyond, Inc.*	1,014	48,926
Hasbro, Inc.	682	45,940
Michael Kors Holdings Ltd.*	1,119	44,827
Darden Restaurants, Inc.	701	44,612
Nordstrom, Inc.	826	41,143
Harman International Industries, Inc.	431	40,605
Ralph Lauren Corp. — Class A	357	39,798
Staples, Inc.	3,912	37,047
PVH Corp.	502	36,972
Leggett & Platt, Inc.	826	34,709
PulteGroup, Inc.	1,931	34,410
The Gap, Inc.	1,392	34,382
Wynn Resorts Ltd.	494	34,180
AutoNation, Inc.*	463	27,623
GameStop Corp. — Class A	641	17,974
Urban Outfitters, Inc.*	527	11,989
Fossil Group, Inc.*	251	9,177
Total Consumer, Cyclical		11,314,501
Industrial - 7.2%
General Electric Co.	57,365	1,786,919
3M Co.	3,742	563,695
Boeing Co.	3,828	553,491
Honeywell International, Inc.	4,683	485,018
United Technologies Corp.	5,014	481,695
United Parcel Service, Inc. — Class B	4,231	407,150
Union Pacific Corp.	5,190	405,858
Lockheed Martin Corp.	1,605	348,526
General Dynamics Corp.	1,806	248,072
Caterpillar, Inc.	3,539	240,510
FedEx Corp.	1,596	237,788
Raytheon Co.	1,830	227,890
Northrop Grumman Corp.	1,108	209,201
Precision Castparts Corp.	836	193,960
Emerson Electric Co.	3,978	190,268
Illinois Tool Works, Inc.	1,988	184,248
CSX Corp.	5,926	153,780
Norfolk Southern Corp.	1,814	153,446
TE Connectivity Ltd.	2,347	151,640
Eaton Corporation plc	2,813	146,389
Deere & Co.	1,895	144,532
Waste Management, Inc.	2,524	134,706
Corning, Inc.	7,190	131,433
Roper Technologies, Inc.	613	116,341
Amphenol Corp. — Class A	1,874	97,879
Stanley Black & Decker, Inc.	910	97,124
Cummins, Inc.	997	87,746
Ingersoll-Rand plc	1,587	87,745
Agilent Technologies, Inc.	2,014	84,205
Rockwell Automation, Inc.	802	82,293
Tyco International plc	2,570	81,958
Parker-Hannifin Corp.	827	80,202
AMETEK, Inc.	1,446	77,491
Vulcan Materials Co.	810	76,925
Rockwell Collins, Inc.	798	73,655
WestRock Co.	1,563	71,304
Textron, Inc.	1,663	69,863
Waters Corp.*	496	66,751
Harris Corp.	755	65,610
Republic Services, Inc. — Class A	1,456	64,049
Stericycle, Inc.*	516	62,230
Snap-on, Inc.	353	60,515
Ball Corp.	829	60,293
Masco Corp.	2,045	57,874
Dover Corp.	942	57,754
L-3 Communications Holdings, Inc.	476	56,887
Martin Marietta Materials, Inc.	401	54,769
Pentair plc	1,096	54,285
CH Robinson Worldwide, Inc.	873	54,143
Sealed Air Corp.	1,200	53,520
Expeditors International of Washington, Inc.	1,133	51,098
Kansas City Southern	663	49,506
Fluor Corp.	860	40,609
J.B. Hunt Transport Services, Inc.	549	40,275
Xylem, Inc.	1,089	39,748
Allegion plc	582	38,365
PerkinElmer, Inc.	680	36,428
Flowserve Corp.	795	33,454
Jacobs Engineering Group, Inc.*	745	31,253
Garmin Ltd.	717	26,651
FLIR Systems, Inc.	839	23,551
Ryder System, Inc.	324	18,413
Owens-Illinois, Inc.*	978	17,037
Total Industrial		10,180,014
Energy - 5.1%
Exxon Mobil Corp.	25,303	1,972,370
Chevron Corp.	11,439	1,029,052
Schlumberger Ltd.	7,665	534,633
ConocoPhillips	7,504	350,361
Occidental Petroleum Corp.	4,642	313,846
EOG Resources, Inc.	3,341	236,509
Phillips 66	2,886	236,075
Valero Energy Corp.	2,927	206,968
Halliburton Co.	5,201	177,042
Marathon Petroleum Corp.	3,239	167,910
Kinder Morgan, Inc.	11,122	165,940
Anadarko Petroleum Corp.	3,089	150,064
Baker Hughes, Inc.	2,650	122,298

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 77.3% (continued)
Energy - 5.1% (continued)
Pioneer Natural Resources Co.	908	$113,845
Williams Companies, Inc.	4,147	106,578
Apache Corp.	2,297	102,148
Spectra Energy Corp.	4,081	97,699
Noble Energy, Inc.	2,587	85,190
Tesoro Corp.	731	77,025
National Oilwell Varco, Inc.	2,283	76,458
Devon Energy Corp.	2,348	75,136
Cameron International Corp.*	1,162	73,438
Hess Corp.	1,461	70,829
Marathon Oil Corp.	4,116	51,820
Cimarex Energy Co.	574	51,304
Equities Corp.	927	48,325
Columbia Pipeline Group, Inc.	2,365	47,300
Cabot Oil & Gas Corp. — Class A	2,516	44,508
FMC Technologies, Inc.*	1,386	40,208
Helmerich & Payne, Inc.	654	35,022
Newfield Exploration Co.*	983	32,006
ONEOK, Inc.	1,271	31,343
First Solar, Inc.*	460	30,355
Transocean Ltd.	2,078	25,726
Range Resources Corp.	1,029	25,324
Murphy Oil Corp.	982	22,046
Ensco plc — Class A	1,432	22,038
Southwestern Energy Co.*	2,336	16,609
Chesapeake Energy Corp.	3,146	14,157
CONSOL Energy, Inc.	1,391	10,989
Diamond Offshore Drilling, Inc.	391	8,250
Total Energy		7,098,744
Utilities - 2.3%
Duke Energy Corp.	4,184	298,695
NextEra Energy, Inc.	2,799	290,787
Southern Co.	5,525	258,515
Dominion Resources, Inc.	3,619	244,789
American Electric Power Company, Inc.	2,983	173,819
PG&E Corp.	2,980	158,506
Exelon Corp.	5,589	155,207
PPL Corp.	4,083	139,353
Sempra Energy	1,433	134,717
Public Service Enterprise Group, Inc.	3,075	118,972
Edison International	1,980	117,236
Consolidated Edison, Inc.	1,782	114,529
Xcel Energy, Inc.	3,085	110,782
WEC Energy Group, Inc.	1,919	98,464
Eversource Energy	1,927	98,412
DTE Energy Co.	1,091	87,487
FirstEnergy Corp.	2,571	81,578
Entergy Corp.	1,084	74,102
Ameren Corp.	1,474	63,721
CMS Energy Corp.	1,684	60,759
SCANA Corp.	869	52,566
CenterPoint Energy, Inc.	2,615	48,011
AGL Resources, Inc.	731	46,645
Pinnacle West Capital Corp.	674	43,460
Pepco Holdings, Inc.	1,542	40,107
AES Corp.	4,089	39,132
TECO Energy, Inc.	1,430	38,110
NiSource, Inc.	1,937	37,791
NRG Energy, Inc.	1,909	22,469
Total Utilities		3,248,721
Basic Materials - 1.9%
EI du Pont de Nemours & Co.	5,326	354,711
Dow Chemical Co.	6,835	351,865
Monsanto Co.	2,673	263,344
LyondellBasell Industries N.V. — Class A	2,185	189,876
Ecolab, Inc.	1,615	184,724
Praxair, Inc.	1,731	177,254
PPG Industries, Inc.	1,636	161,670
Air Products & Chemicals, Inc.	1,178	153,270
Sherwin-Williams Co.	481	124,868
International Paper Co.	2,520	95,004
Alcoa, Inc.	7,963	78,595
Nucor Corp.	1,943	78,303
Eastman Chemical Co.	903	60,962
International Flavors & Fragrances, Inc.	488	58,384
Newmont Mining Corp.	3,215	57,838
CF Industries Holdings, Inc.	1,417	57,828
Mosaic Co.	2,038	56,228
Airgas, Inc.	394	54,498
Freeport-McMoRan, Inc.	7,025	47,559
FMC Corp.	812	31,774
Total Basic Materials		2,638,555
Diversified - 0.0%
Leucadia National Corp.	2,026	35,232
Total Common Stocks
(Cost $78,941,781)		108,801,548

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 3.6%
Farmer Mac[1]
0.17% due 01/04/16	$5,000,000	4,999,929
Total Federal Agency Discount Notes
(Cost $4,999,929)		4,999,929

FEDERAL AGENCY NOTES†† - 3.5%
Federal Farm Credit Bank[1]
0.23% due 08/01/17	5,000,000	4,988,020
Total Federal Agency Notes
(Cost $5,000,000)		4,988,020

REPURCHASE AGREEMENTS††,[2] - 10.6%
HSBC Group issued 12/31/15 at 0.18% due 01/04/16	13,345,374	13,345,374
Royal Bank of Canada issued 12/31/15 at 0.24% due 01/04/16	1,611,820	1,611,820
Total Repurchase Agreements
(Cost $14,957,194)		14,957,194
Total Investments - 95.0%
(Cost $103,898,904)		$133,746,691
Other Assets & Liabilities, net - 5.0%		7,051,556
Total Net Assets - 100.0%		$140,798,247

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $21,362,250)	210	$967

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2016 S&P 500 Index Swap, Terminating 01/27/16[3] (Notional Value $819,460)	401	$2,102
Goldman Sachs International January 2016 S&P 500 Index Swap, Terminating 01/27/16[3] (Notional Value $50,099,091)	24,511	(288,119)
Barclays Bank plc January 2016 S&P 500 Index Swap, Terminating 01/29/16[3] (Notional Value $101,606,242)	49,711	(973,632)
(Total Notional Value $152,524,793)		$(1,259,649)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 4.
3	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$108,801,548	$—	$—	$—	$—	$108,801,548
Equity Index Swap Agreements	—	—	—	2,102	—	2,102
Federal Agency Discount Notes	—	—	4,999,929	—	—	4,999,929
Federal Agency Notes	—	—	4,988,020	—	—	4,988,020
Futures Contracts	—	967	—	—	—	967
Repurchase Agreements	—	—	14,957,194	—	—	14,957,194
Total	$108,801,548	$967	$24,945,143	$2,102	$—	$133,749,760

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$1,261,751	$—	$1,261,751

* Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These Schedules of Investments are based on the December 31, 2015, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2.  Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$52,634,172	$–
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	3,504,800
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	38,973,191	–
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	3,376,634
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	9,574,185	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	769,619
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	33,038,870	–
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	871,858

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$156,762,956	$–
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	93,937,523
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	358,221,482	–
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	37,371,671
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	45,246,842	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	24,818,402
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	87,321,148	–
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	24,044,592

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.18%			0.00%
Due 01/04/16	$82,796,916	$82,798,572	11/15/40 - 02/15/43	$191,055,100	$84,452,856

Royal Bank of Canada			U.S.TIP Notes
0.24%			0.13% - 1.25%
Due 01/04/16	10,000,000	10,000,267	07/15/20 - 07/15/22	8,964,000	10,200,044

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
S&P 500® 2x Strategy Fund	$114,259,575	$21,024,734	$(1,537,618)	$19,487,116
Inverse S&P 500® 2x Strategy Fund	29,620,143	559	(4,531)	(3,972)
NASDAQ-100® 2x Strategy Fund	268,250,059	47,451,384	(5,632,406)	41,818,978
Inverse NASDAQ-100® 2x Strategy Fund	15,738,669	48	(360)	(312)
Dow 2x Strategy Fund	27,025,585	260,502	(145,930)	114,572
Inverse Dow 2x Strategy Fund	8,734,416	–	–	–
Russell 2000® 2x Strategy Fund	19,094,258	3,073,294	(677,993)	2,395,301
Inverse Russell 2000® 2x Strategy Fund	10,432,771	–	(1,068)	(1,068)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 29, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.